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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811- 7890
      --------------------------------------------------------------------------


                              AIM Tax-Exempt Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


    Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:    3/31
                        ------------------

Date of reporting period:   9/30/03
                        ------------------


Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on December 5, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                                 [COVER IMAGE]

                         AIM HIGH INCOME MUNICIPAL FUND

                               SEPTEMBER 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

  AIM High Income Municipal Fund seeks a high level of current income that is exempt from federal income taxes.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

RATINGS OF PORTFOLIO HOLDINGS

                                   [PIE CHART]

AAA                                       6.3%
AA                                        0.6%
A                                         3.5%
BBB                                      15.9%
BB                                        4.7%
B                                         0.3%
C                                         1.3%
OTHER/NON-RATED                          67.4%

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS                  216
WEIGHTED AVERAGE MATURITY          21.5 YEARS
AVERAGE DURATION                    7.1 YEARS
BOND HOLDINGS BY TYPE:
    REVENUE                              91.6%
    GENERAL OBLIGATION                    6.3%
    OTHER                                 2.1%

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

                                                          AFTER TAXES ON
                                                           DISTRIBUTIONS
                                          AFTER TAXES ON    AND SALE OF
CLASS A SHARES           BEFORE TAXES      DISTRIBUTIONS    FUND SHARES
 Inception (1/2/98)          2.61%             2.61%           3.04%
   5 Years                   1.83              1.83            2.38
   1 Year                   -0.26             -0.26            1.87

CLASS B SHARES
 Inception (1/2/98)          2.56%             2.56%           2.91%
   5 Years                   1.73              1.73            2.21
   1 Year                   -0.95             -0.95            1.25

CLASS C SHARES
 Inception (1/2/98)          2.69%             2.69%           3.02%
   5 Years                   2.04              2.04            2.47
   1 Year                    2.99              2.99            3.82

After-tax returns include sales charges and are calculated using the historical highest individual federal marginal income tax rate; they do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.

================================================================================
================================================================================

FUND VS. INDEXES

Total returns 3/31/03-9/30/03
excluding sales charges

CLASS A SHARES                                        3.17%
CLASS B SHARES                                        2.79
CLASS C SHARES                                        2.79

LEHMAN MUNICIPAL BOND INDEX                           2.66
(Broad Market Index)

MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX                2.96
(Style-Specific Index)

LIPPER HIGH YIELD MUNICIPAL DEBT FUND INDEX           3.95
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

==========================================================================================================================
TOP 5 HOLDINGS                                                     COUPON              MATURITY      % OF TOTAL NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
1. Onondaga (County of) Industrial Development Agency               7.00%               11/1/30               1.4%
   (Solvay Paperboard LLC Project)

2. Overland Park (City of) Development Corp.                        7.38                 1/1/32               1.4
   (First Tier-Overland Park Project)

3. Beaver (County of) Industrial Development Authority              7.63                 5/1/25               1.2
   (Cleveland Electric Project)

4. New Jersey (State of) Health Care Facilities                     7.25                 7/1/27               1.1
   Financing Authority
   (Raritan Bay Medical Center)

5. Yamhill (County of) Hospital Authority                           7.00                12/1/21               1.1
   (Friendsview Retirement Community)

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================================

======================================================================================
FUND PROVIDES CURRENT INCOME

                    30-DAY      TAXABLE EQUIVALENT                  TAXABLE EQUIVALENT
                 DISTRIBUTION        30-DAY            30-DAY             30-DAY
                     RATE       DISTRIBUTION RATE*    SEC YIELD**       SEC YIELD*
Class A              5.75%            8.85%             5.82%             8.95%
Class B              5.29             8.14              5.35              8.23
Class C              5.29             8.14              5.35              8.23

* Assumes the highest federal income tax rate in effect on September 30,
2003--35%. ** Had the advisor not waived fees and/or reimbursed expenses, 30-Day
SEC Yields would have been 5.35%, 4.86%, and 4.86% for Class A, Class B, and
Class C shares, respectively
======================================================================================

================================================================================

TOP 5 STATES

1. Pennsylvania                              10.6%
2. Colorado                                   9.1
3. Texas                                      8.4
4. Florida                                    8.0
5. Minnesota                                  7.9

================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

o AIM High Income Municipal Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

o The 30-day SEC yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized. The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ. The taxable-equivalent distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed tax rate.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities. For non-rated securities in the portfolio the credit quality rating is assigned by A I M Advisors, Inc. using similar criteria.

o Investing in higher-yielding, lower-rated municipal bonds, commonly known as junk bonds, has a greater risk of price fluctuation and loss of principal and income than higher-rated general obligation municipal bonds and U.S. government securities (such as U.S. Treasury bills, notes and bonds), for which the government guarantees repayment of principal and interest if held to maturity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Lipper High Yield Municipal Debt Fund Index represents an average of the 10 largest high-yield municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds investment-grade municipal bonds with maturities that range between 3 and 7 years.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

FROM THE CHAIRMAN

                    Dear Shareholder:

[PHOTO OF           This is your semiannual report for AIM High Income Municipal
ROBERT H.           Fund. On the following page, you will find a discussion of
GRAHAM]             your fund's performance during the reporting period by Mark
                    Williamson, President and CEO of AIM Investments. Please
WE HAVE NEVER       read it carefully.
PERMITTED LATE
TRADING IN FUND         I would like to address important issues that are
SHARES AND SUPPORT  currently affecting the mutual fund industry. As you may be
ACTIONS THAT CAN    aware, allegations that some mutual fund companies have
BE TAKEN TO         knowingly permitted either late trading in fund shares or
STRENGTHEN PROTECT- harmful short-term trading in fund shares have led to
ION OF FUNDS        widespread investigations of the mutual fund industry by
AGAINST LATE        the Securities and Exchange Commission and the New York
TRADING BY INTER-   Attorney General, among others. There have even been
MEDIARIES.          allegations that fund insiders have engaged in improper
ROBERT H. GRAHAM    short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders and, accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.
We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

    We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in AIM High Income Municipal Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
November 10, 2003

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report for AIM High Income Municipal
MARK H.             Fund for the six-month period ended September 30, 2003. The
WILLIAMSON]         report includes tables showing top holdings in the
                    portfolio, a short-term fund versus index comparison, and
IN THE BOND MARKET  long-term fund performance. Below you will find a brief
AS A WHOLE, HIGH    description of how the fund was managed during the reporting
YIELD ISSUES        period. This report also includes a complete list of
GENERALLY OUT-      portfolio holdings and other relevant information as of
PERFORMED THEIR     September 30, 2003. We hope you find this information
INVESTMENT-GRADE    helpful.
COUNTERPARTS FOR
THE SIX-MONTH       YOUR FUND
REPORTING PERIOD.
                    In the first half of 2003 (the most recent period for which figures are available), municipal bond issuance reached record levels. Modest economic growth and rising unemployment reduced tax receipts by state and local governments. These revenue shortfalls forced state and local governments to rely on the capital markets to finance their programs and deficits. Historically low interest rates prompted governments to refinance higher-rate bonds, thereby lowering their capital costs.

    In the bond market as a whole, high yield issues generally outperformed their investment-grade counterparts for the six-month reporting period. The Lehman High Yield Index returned 13.16% while the Lehman Aggregate Bond Index returned 2.35%. Likewise, within the municipal sector, the Lipper High Yield Municipal Debt Fund Index returned 3.95% while the Lipper General Municipal Debt Fund Index returned 2.94%.

    During the reporting period, fund managers Richard A. Berry, Sharon A. Copper, and Franklin Ruben sold lower coupon bonds, and bought shorter-maturity bonds. This strategy helped fund performance during the August sell-off, but caused the fund to lag its benchmark during the September recovery.

    For the six-month reporting period as a whole, community development district, airline, and tobacco bonds helped fund performance. Multi-family housing bonds performed poorly during the reporting period, with low mortgage rates prompting many renters to become homeowners. Fund managers believed that this situation will likely correct itself as mortgage rates increase at some point in the future.

OUR WEB SITE

Timely information on your fund is available at our investor Web site, AIMinvestments.com. The Web site also offers economic and market commentary from our senior investment officers, articles on various investment topics, and other financial information. In addition, you can check your account, conduct transactions, view your account statement and order forms and literature. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached by calling 800-959-4246.

YOUR FINANCIAL ADVISOR

While equity and fixed-income markets performed well during the period covered by this report, recent experience has shown how challenging investing can be. We strongly believe that investors can benefit from the guidance of a financial advisor. An advisor can help you make investment choices consistent with your financial objectives and tolerance for risk--not to mention helping you stay focused on those goals even when market and economic trends are unsettled.

    We encourage you to continue to work closely with your financial advisor. We believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance. In closing, we again express our appreciation for your continued participation in AIM Investments. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/MARK H. WILLIAMSON
Mark H. Williamson
President and CEO, AIM Investments
September 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-97.87%

ALABAMA-0.80%

  Tuscaloosa (City of) Educational Building
  Authority (Stillman College Project);
  Refunding Capital Improvement VRD Series
  2002 A RB
  (LOC-AmSouth Bank)
  1.28%, 10/01/23(a)(b)                        $1,159   $  1,159,000
====================================================================

ARIZONA-1.86%

Pima (County of) Industrial Development
  Authority; Health Care Facilities Series
  2000 A RB
  8.25%, 11/15/22                                640         653,446
--------------------------------------------------------------------
  8.50%, 11/15/32                                400         412,196
--------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Educational Facilities Series 2003 IDR
  7.25%, 08/01/19                                830         838,748
--------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Series 2002 RB
  7.00%, 12/01/12
  (Acquired 03/28/02; Cost $800,000)(c)          800         790,864
====================================================================
                                                           2,695,254
====================================================================

CALIFORNIA-1.72%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.75%, 03/01/19                              1,000       1,089,580
--------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000 RB
  6.75%, 06/01/30                                390         415,970
--------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namor
  University); Series 2003 RB
  6.50%, 10/01/23                              1,000         991,720
====================================================================
                                                           2,497,270
====================================================================

COLORADO-9.13%

Antelope Heights Metropolitan District;
  Limited Tax Series 2003 GO
  8.00%, 12/01/23                                500         500,095
--------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2002 B GO
  8.05%, 12/01/32                                500         507,465
--------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  8.05%, 12/01/32                                750         755,355
--------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Limited Tax Series 2003 GO
  7.00%, 12/01/23                                500         499,665
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000 RB
  7.13%, 12/15/30                              $1,195   $  1,293,432
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Compass Montessori Project); Series
  2002 R-1 RB
  8.00%, 02/15/32                              1,000       1,019,670
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002 RB
  6.00%, 01/15/22                                500         501,240
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001 RB
  7.63%, 08/15/31                                500         522,760
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A RB
  7.25%, 03/01/22                                500         508,920
--------------------------------------------------------------------
  7.25%, 03/01/32                                500         505,755
--------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001 RB
  6.13%, 06/01/21                                150         152,503
--------------------------------------------------------------------
  6.25%, 06/01/31                                500         507,845
--------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Hospital Series 2001 RB
  6.50%, 11/15/31                                500         540,680
--------------------------------------------------------------------
Conservatory Metropolitan District (Arapahoe
  County); Limited Tax Series 2003 GO
  7.50%, 12/01/27                                750         737,977
--------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Health Care Facilities Series 2001 A RB
  6.00%, 12/01/31                                750         757,635
--------------------------------------------------------------------
La Plata (County of) Recreational Facilities
  (Durango Mountain Resort Project);
  Refunding Series 2001 A RB
  6.88%, 02/01/12                                250         252,197
--------------------------------------------------------------------
Montrose (County of) (The Volunteers of
  America Homestead at Montrose); Health Care
  Facilities Series 2003 A RB
  5.75%, 02/01/15                                250         245,452
--------------------------------------------------------------------
  6.75%, 02/01/22                                200         199,954
--------------------------------------------------------------------
  7.00%, 02/01/25                                800         803,984
--------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Limited Tax Series 2000 GO
  7.20%, 12/01/19                                615         651,254
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Tablerock Metropolitan District; Limited Tax
  Series 2003 GO
  7.00%, 12/01/33                              $ 750    $    752,332
--------------------------------------------------------------------
University of Northern Colorado Auxiliary
  Facilities System; Refunding & Improvement
  Series 2001 RB
  5.00%, 06/01/23(d)                           1,000       1,032,040
====================================================================
                                                          13,248,210
====================================================================

DISTRICT OF COLUMBIA-0.45%

District of Columbia (Tobacco Settlement
  Financing Corp.); Asset-Backed Series 2001
  RB
  6.50%, 05/15/33                                750         653,287
====================================================================

FLORIDA-7.96%

Beacon Lakes Community Development District;
  Special Assessment Series 2003 A RB
  6.90%, 05/01/35                                750         755,250
--------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 A GO
  8.38%, 05/01/17                                475         520,429
--------------------------------------------------------------------
Cory Lakes Community Development District;
  Special Assessment Series 2001 B GO
  8.38%, 05/01/17                                460         475,819
--------------------------------------------------------------------
Fishhawk Community Development District II;
  Special Assessment Series 2003 B RB
  5.00%, 11/01/07                              1,100       1,099,747
--------------------------------------------------------------------
Fishhawk Community Development District;
  Special Assessment Series 1996 GO
  7.63%, 05/01/18                                780         830,131
--------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Special Assessment
  Series 2003 RB
  6.38%, 05/01/35                                500         506,490
--------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Health Care Facilities Series 2002 A RB
  6.75%, 10/01/32                              1,250       1,258,575
--------------------------------------------------------------------
Lexington Oaks Community Development
  District; Special Assessment Series 2000 B
  GO
  6.70%, 05/01/07                                 25          25,192
--------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Hospital Series 2001 A RB
  6.70%, 11/15/19                              1,000         951,910
--------------------------------------------------------------------
Orange (County of) Housing Finance Authority
  (Palm West Apartments Project); Multifamily
  Housing Series 1999 B RB
  6.50%, 03/01/34                              1,000         904,950
--------------------------------------------------------------------
Orlando (City of) Urban Community Development
  District; Capital Improvement Special
  Assessment Series 2001 A RB
  6.95%, 05/01/33                              1,000       1,040,840
--------------------------------------------------------------------
Poinciana Community Development District;
  Special Assessment Series 2000 A GO
  7.13%, 05/01/31                              1,000       1,051,800
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Reunion East Community Development District;
  Special Assessment Series 2002 A GO
  7.38%, 05/01/33                              $1,000   $  1,021,930
--------------------------------------------------------------------
Seven Oaks Community Development District II;
  Special Assessment Series 2003 B RB
  5.30%, 11/01/08                                615         616,193
--------------------------------------------------------------------
Sumter (County of) Industrial Development
  Authority (Wecare Nursing Center Project);
  Health Care Facilities Series 1999 A RB
  6.75%, 04/01/29(e)                           1,405         489,994
====================================================================
                                                          11,549,250
====================================================================

GEORGIA-3.07%

Atlanta (City of) (Atlantic Station Project);
  Tax Allocation Series 2001 RB
  7.75%, 12/01/14                                750         771,907
--------------------------------------------------------------------
  7.90%, 12/01/24                                750         774,277
--------------------------------------------------------------------
Fulton (County of) Housing Authority (Azalea
  Manor Project); Multifamily Housing Series
  1998 RB
  6.50%, 02/01/28
  (Acquired 02/18/98; Cost $780,000)(c)(f)       780         629,990
--------------------------------------------------------------------
Fulton (County of) Housing Authority
  (Washington Court Project); Multifamily
  Housing Series 1998 RB
  6.40%, 02/01/19                                700         587,832
--------------------------------------------------------------------
  6.50%, 02/01/28                                225         181,728
--------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Solid Waste
  Disposal Series 1993 IDR
  7.50%, 01/01/26(g)                           1,500       1,503,570
====================================================================
                                                           4,449,304
====================================================================

ILLINOIS-5.36%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Tax Increment
  Allocation Series 2002 RB
  5.95%, 12/15/12                                275         276,422
--------------------------------------------------------------------
  6.05%, 12/15/13                                475         475,845
--------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Special Assessment Series 2003 RB
  6.63%, 12/01/22                                500         497,790
--------------------------------------------------------------------
  6.75%, 12/01/32                                500         497,725
--------------------------------------------------------------------
Crestwood (City of); Refunding Tax Increment
  Non-Qualified Series 1994 RB
  7.25%, 12/01/03(h)(i)                          100         101,998
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement);
  Series 1999 A RB
  6.25%, 09/01/14                                500         507,445
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lifelink Corp. Obligation
  Group); Refunding Series 1998 RB
  5.70%, 02/15/24                                850         684,649
--------------------------------------------------------------------
  5.85%, 02/15/20                                350         300,741
--------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Senior Ministries
  Obligation Group); Series 2001 A RB
  7.38%, 08/15/31                              1,280       1,299,098
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (SwedishAmerican Hospital);
  Series 2000 RB
  6.88%, 11/15/30                              $ 695    $    753,408
--------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.00%, 12/15/28(d)                           1,250       1,271,062
--------------------------------------------------------------------
Round Lake Beach (City of); Refunding Tax
  Increment Series 1993 RB
  7.50%, 12/01/13                              1,000       1,022,550
--------------------------------------------------------------------
St. Charles (City of) (Tri-City Center
  Associates Limited. Project); Series 1993
  IDR (LOC-Old Kent Bank)
  7.50%, 11/01/13
  (Acquired 01/12/98; Cost $95,758)(b)(c)         90          89,659
====================================================================
                                                           7,778,392
====================================================================

INDIANA-0.67%

Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR 5.75%, 08/01/21                          1,000         977,040
====================================================================

IOWA-1.05%

Polk (County of) (Luther Park Health Center
  Inc. Project); Refunding Health Care
  Facilities Series 2003 RB
  6.50%, 10/01/20                                750         751,335
--------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A RB
  7.25%, 11/15/26                                750         771,548
====================================================================
                                                           1,522,883
====================================================================

KANSAS-2.81%

Hutchinson (City of) (Wesley Towers Inc.);
  Refunding & Improvement Health Care
  Facilities Series 1999 A RB
  6.25%, 11/15/19                                750         716,250
--------------------------------------------------------------------
Lawrence (City of) (Holiday Inn Project);
  Refunding Commercial Development Sr. Series
  1997 A IDR 8.00%, 07/01/16                      40          34,508
--------------------------------------------------------------------
Lenexa (City of) (Lakeview Village Inc.);
  Health Care Facilities Series 2002 C RB
  6.88%, 05/15/32                                750         784,335
--------------------------------------------------------------------
Olathe (City of) (Aberdeen Village Inc.);
  Senior Living Facilities Series 2000 A RB
  7.00%, 05/15/20                                200         203,782
--------------------------------------------------------------------
  7.50%, 05/15/24                                330         331,716
--------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32                              2,000       2,011,540
====================================================================
                                                           4,082,131
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

KENTUCKY-0.95%

Jefferson (County of) (Beverly Enterprises
  Inc. Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 08/01/07                              $ 435    $    434,696
--------------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series 1992 B RB
  7.25%, 02/01/22                                500         464,170
--------------------------------------------------------------------
Newport (City of) Public Properties Corp.
  (Public Parking & Plaza); First Mortgage
  Series 2000 A-1 RB
  8.50%, 01/01/27                                500         484,950
====================================================================
                                                           1,383,816
====================================================================

MARYLAND-2.49%

Anne Arundel (County of) (Parole Town Center
  Project); Tax Increment Financing Series
  2002 RB
  5.00%, 07/01/12                                500         504,375
--------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Special Obligations Series 2003
  RB
  7.00%, 07/01/33                                968         980,613
--------------------------------------------------------------------
Howard (County of); Retirement Facilities
  Series 2000 A RB
  7.88%, 05/15/10(h)(j)                          780       1,012,541
--------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000 RB
  6.75%, 07/01/30                              1,000       1,112,280
====================================================================
                                                           3,609,809
====================================================================

MASSACHUSETTS-0.68%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B RB
  7.50%, 12/01/16                                500         506,860
--------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House);
  Refunding Series 1999 A RB
  6.88%, 01/01/29                                500         480,575
====================================================================
                                                             987,435
====================================================================

MICHIGAN-3.27%

Garden City (City of) Hospital Finance
  Authority (Garden City Hospital Obligated
  Group); Refunding Hospital Series 1998 A RB
  5.75%, 09/01/17                                500         389,655
--------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System Inc.);
  Refunding Series 1999 RB
  5.88%, 10/01/16                                920         918,261
--------------------------------------------------------------------
Mecosta (County of) General Hospital;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 05/15/18                                500         472,620
--------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Detroit Academy); Public School Academy
  Series 2001 A RB
  7.90%, 10/01/21                                500         478,115
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority
  (Public School-YMCA Service Learning
  Academy); Series 2001 RB
  7.75%, 10/01/31                              $ 500    $    502,210
--------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Refunding
  Limited Obligation Series 2001 C PCR
  5.45%, 09/01/29                                500         521,160
--------------------------------------------------------------------
Wenonah Park Properties Inc. (Bay City
  Hotel); Series 2002 RB
  7.50%, 04/01/33                              1,000         955,610
--------------------------------------------------------------------
  7.88%, 04/01/22                                500         502,120
====================================================================
                                                           4,739,751
====================================================================

MINNESOTA-7.87%

Buhl (City of) Nursing Home (Forest Health
  Services Project); Series 2003 A RB
  6.40%, 08/01/23                                575         574,937
--------------------------------------------------------------------
  6.75%, 08/01/27                                500         498,765
--------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Health Care Facilities
  Series 2002 A RB
  6.63%, 12/01/22                                250         260,780
--------------------------------------------------------------------
  6.63%, 12/01/30                                250         256,703
--------------------------------------------------------------------
Fairmont (City of) (The Homestead-GEAC LLC
  Project); Housing Facilities Series 2002
  A-1 RB
  7.25%, 04/01/22                                915         919,017
--------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Health Care Facilities
  Series 2001 RB
  7.40%, 04/01/21                                250         255,985
--------------------------------------------------------------------
  7.50%, 04/01/31                                500         511,920
--------------------------------------------------------------------
Minneapolis (City of) (Ebenezer Society
  Project); Health Care Facility Series 1993
  A RB
  7.00%, 07/01/12                                100         100,148
--------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Health Care Facility Series
  1999 A RB
  6.00%, 04/01/10                                805         791,017
--------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Housing Development-Eventide
  Project); Refunding Multifamily Housing
  Series 1998 A RB
  6.00%, 06/01/18                                500         501,985
--------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
  Senior Housing Series 1997 RB
  6.75%, 04/01/15                                600         602,958
--------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Refunding Health Care & Housing
  Series 2003 A RB
  5.38%, 08/01/12                                165         168,219
--------------------------------------------------------------------
  5.50%, 08/01/13                                195         195,458
--------------------------------------------------------------------
  6.25%, 08/01/19                              1,100       1,126,488
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Multifamily Housing Series 2002
  RB
  7.00%, 10/01/23(g)                           $ 495    $    489,753
--------------------------------------------------------------------
  7.45%, 10/01/32(g)                             155         153,185
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Charter School -- New Spirit
  Project); Refunding Lease Revenue Series
  2002 A RB
  7.50%, 12/01/31                                890         875,021
--------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A RB
  7.38%, 12/01/19                                900         918,765
--------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Refunding Hotel
  Facilities Series 1999 2 RB
  7.38%, 08/01/29                              1,225       1,248,998
--------------------------------------------------------------------
Woodbury (City of) (Math Science Academy
  Project); Refunding Lease Revenue Series
  2002 A RB
  7.38%, 12/01/24                                250         244,728
--------------------------------------------------------------------
  7.50%, 12/01/31                                750         732,300
====================================================================
                                                          11,427,130
====================================================================

MISSISSIPPI-0.11%

Ridgeland (City of) (The Orchard Limited
  Project); Refunding Urban Renewal Series
  1993 A RB
  7.75%, 12/01/15                                150         153,981
====================================================================

MISSOURI-3.02%

Des Peres (City of) (West County Center
  Project); Refunding Tax Increment Series
  2002 A RB
  5.75%, 04/15/20                              1,000       1,002,980
--------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Refunding & Improvement Tax Increment
  Series 2001 RB
  7.00%, 10/01/21                              1,050       1,126,251
--------------------------------------------------------------------
Hazelwood Transportation Development District
  (370 Missouri Bottom Road/Taussig Road);
  Tax Increment Series 2002 RB
  7.00%, 05/01/22                                750         757,485
--------------------------------------------------------------------
  7.20%, 05/01/33                                500         504,945
--------------------------------------------------------------------
St. Louis (City of) Industrial Development
  Authority (Ranken-Jordan Project); Health
  Facilities Series 2003 A IDR
  6.50%, 11/15/23                              1,000         996,570
====================================================================
                                                           4,388,231
====================================================================

NEVADA-1.33%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22                              1,000         859,400
--------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22                                550         552,569
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
NEVADA-(CONTINUED)

University of Nevada (Community College
  System); Series 2002 A RB
  5.40%, 07/01/31(d)                           $ 500    $    520,815
====================================================================
                                                           1,932,784
====================================================================

NEW HAMPSHIRE-1.74%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A RB
  6.88%, 10/01/19                              1,050       1,054,158
--------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Huntington at
  Nashua); Series 2003 A RB
  6.88%, 05/01/23                                750         732,458
--------------------------------------------------------------------
  6.88%, 05/01/33                                750         721,410
--------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
  Health Facilities Authority (Daniel Webster
  College); Series 1994 RB
  7.63%, 07/01/04(h)(j)                           10          10,688
====================================================================
                                                           2,518,714
====================================================================

NEW JERSEY-4.01%

New Jersey (State of) Economic Development
  Authority (Cedar Crest Village Inc.
  Facility); Retirement Community Services
  Series 2001 A RB
  7.25%, 11/15/21                                500         516,770
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facilities Series 2000 RB
  7.00%, 11/15/30(g)                             500         444,380
--------------------------------------------------------------------
  7.20%, 11/15/30(g)                             425         387,073
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facilities Series 2003 RB
  9.00%, 06/01/33(g)                             500         535,820
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Hamilton Continued Care); First
  Mortgage Series 2000 A RB
  8.35%, 11/01/30                                500         508,835
--------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Project); First
  Mortgage Series 2001 RB
  8.00%, 04/01/23                                800         818,664
--------------------------------------------------------------------
  8.00%, 04/01/31                                500         508,295
--------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Pascack Valley
  Hospital Association); Series 2003 RB
  6.50%, 07/01/23                                500         504,100
--------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/14                                 50          51,596
--------------------------------------------------------------------
  7.25%, 07/01/27                              1,500       1,546,530
====================================================================
                                                           5,822,063
====================================================================

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------

NEW YORK-4.42%

Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Civic
  Facility Series 2000 RB
  8.55%, 11/15/32                              $1,000   $  1,058,190
--------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (Staten Island University Hospital
  Project); Civic Facility Series 2002 C RB
  6.45%, 07/01/32                                390         410,615
--------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Refunding Solid Waste Disposal Facility
  Series 1998 IDR 7.00%, 11/01/30(g)           2,000       2,059,900
--------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Civic Facility Series 2001 C RB
  7.00%, 08/01/31                                550         540,018
--------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High Voltage Facility);
  Series 1997 A IDR 6.38%, 12/01/17(g)           350         320,019
--------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home); First Mortgage Series
  2001 A RB
  7.38%, 03/01/21                                350         359,884
--------------------------------------------------------------------
  7.38%, 03/01/31                                500         510,660
--------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Continuing Care Retirement
  Series 2000 A RB
  7.00%, 07/01/21                                600         626,580
--------------------------------------------------------------------
  7.38%, 07/01/30                                500         526,430
====================================================================
                                                           6,412,296
====================================================================

NORTH CAROLINA-0.52%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Community Project); First Mortgage Health
  Care Facilities Series 2002 RB
  6.38%, 03/01/32                                500         506,925
--------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); First
  Mortgage Retirement Facilities Series 2002
  RB
  6.38%, 09/01/32                                250         253,288
====================================================================
                                                             760,213
====================================================================

NORTH DAKOTA-0.28%

Grand Forks (City of) (4000 Valley Square
  Project); Special Term Senior Housing
  Series 1997 RB
  6.38%, 12/01/34                                490         411,125
====================================================================

OHIO-2.87%

Cuyahoga (County of) (Canton Inc. Project);
  Hospital Facilities Series 2000 RB
  7.50%, 01/01/30                                750         831,533
--------------------------------------------------------------------
Cuyahoga (County of) Port Authority; Special
  Assessment Tax Increment Series 2001 RB
  7.35%, 12/01/31                              1,000       1,040,140
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Franklin (County of) (Ohio Presbyterian);
  Health Care Facilities Series 2001 A RB
  7.13%, 07/01/29                              $ 500    $    533,880
--------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Refunding & Improvement
  Health Care Facilities Series 2000 A RB
  6.50%, 08/15/20                                500         526,975
--------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Refunding & Improvement
  Health Care Facilities Series 2000 A RB
  6.55%, 08/15/24                                500         528,870
--------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Refunding Hospital Improvement
  Series 1998 RB
  6.25%, 08/01/18                                745         702,364
====================================================================
                                                           4,163,762
====================================================================

OKLAHOMA-0.44%

Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B RB
  6.60%, 07/01/31                                625         636,469
====================================================================

OREGON-1.06%

Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003 RB
  7.00%, 12/01/21                              1,555       1,532,204
====================================================================

PENNSYLVANIA-10.63%

Allegheny (County of) Hospital Development
  Authority (Covenant at South Hills); Series
  2001 A RB
  8.63%, 02/01/21                                500         524,880
--------------------------------------------------------------------
  8.75%, 02/01/31                                500         524,245
--------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Villa St. Joseph of Baden);
  Health Care Facilities Series 1998 RB
  6.00%, 08/15/28                                500         422,365
--------------------------------------------------------------------
Beaver (County of) Industrial Development
  Authority (Cleveland Electric Project);
  Refunding Series 1995 PCR
  7.63%, 05/01/25                              1,600       1,705,328
--------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A RB
  6.90%, 01/01/22                                500         510,230
--------------------------------------------------------------------
  7.00%, 01/01/34                                500         510,220
--------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
  Commercial Development Authority (Asbury
  Health Center); Refunding First Mortgage
  Series 1999 RB
  6.38%, 12/01/19                              1,000         980,740
--------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08
  (Acquired 02/22/01; Cost $500,000)(c)          500         507,515
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Senior Living Facilities Series 1999 RB
  6.25%, 08/15/29                              $ 750    $    726,323
--------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (Woods Cedar Run); Refunding
  First Mortgage Series 1998 A RB
  6.50%, 11/01/18                              1,000         701,790
--------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.);
  Retirement Community Series 2002 A RB
  7.13%, 01/01/25                                700         700,644
--------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Health Center-St. Anne's Home); Series
  1999 RB
  6.63%, 04/01/28                              1,000         962,000
--------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A RB
  7.60%, 05/01/22                                250         259,285
--------------------------------------------------------------------
  7.63%, 05/01/31                                500         517,455
--------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Center);
  Health & Housing Facilities Sr. Series 2001
  B RB
  7.50%, 11/15/31                              1,000         957,130
--------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); First
  Mortgage Series 2001 RB
  7.63%, 11/01/21                                250         258,770
--------------------------------------------------------------------
  7.75%, 11/01/33                                750         777,518
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A RB
  7.38%, 12/01/30                              1,340       1,331,866
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 D RB
  7.38%, 12/01/04(h)(j)                          110         118,835
--------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999 RB
  6.63%, 07/01/19(e)                           1,250         562,338
--------------------------------------------------------------------
  6.75%, 07/01/29(e)                             460         206,365
--------------------------------------------------------------------
North Penn (City of) Health Hospital &
  Education Authority (Maple Village
  Project); Hospital Series 2000 A RB
  8.00%, 10/01/32                                300         299,328
--------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association
  Inc. Project); Student Housing Series 2000
  A RB
  6.75%, 09/01/20                                500         530,870
--------------------------------------------------------------------
  6.75%, 09/01/32                                320         335,907
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A IDR
  6.88%, 04/01/34                              $ 500    $    499,110
====================================================================
                                                          15,431,057
====================================================================

SOUTH CAROLINA-2.41%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.38%, 12/15/10(h)(j)                          800       1,025,952
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Refunding Hospital Facilities
  Series 2003 A RB
  6.13%, 08/01/23                              1,500       1,516,950
--------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Westley Commons
  Project); Health Facilities First Mortgage
  Series 2000 RB
  7.75%, 10/01/15                                700         677,775
--------------------------------------------------------------------
  8.00%, 10/01/31                                300         284,067
====================================================================
                                                           3,504,744
====================================================================

SOUTH DAKOTA-0.35%

South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Series 2003 RB
  5.65%, 09/01/23                                500         501,855
====================================================================

TEXAS-8.40%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement); Retirement Facilities Series
  2003 A RB
  7.00%, 11/15/33                              1,000         982,890
--------------------------------------------------------------------
Atlanta (City of) Hospital Authority;
  Hospital Facility Series 1999 RB
  6.70%, 08/01/19                                500         482,475
--------------------------------------------------------------------
Bexar (County of) Health Facilities Corp.
  Authority (Army Retirement Residence
  Project); Series 2002 RB
  6.30%, 07/01/32                                500         506,475
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Multifamily
  Housing Sr. Series 2002 A-1 RB
  6.85%, 12/01/23                                750         767,528
--------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Villa Madrid/Cumberland Apartments);
  Multifamily Housing Series 1998 A RB
  7.25%, 05/01/16                                200         199,168
--------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31(d)                             370         378,044
--------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                500         535,470
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2001 A RB
  5.63%, 02/15/18                              $ 750    $    796,148
--------------------------------------------------------------------
Houston (City of) Airport System (Continental
  Airlines, Inc. Project); Special Facilities
  Series 2001 E RB
  6.75%, 07/01/29(g)                             500         415,305
--------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
  Apartments Project); Multifamily Housing
  Series 1998 RB
  6.50%, 12/01/30                              1,200       1,115,028
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 1999 RB
  6.70%, 11/15/23                                900         915,462
--------------------------------------------------------------------
Midlothian (City of) Development Authority;
  Tax Increment Contract Series 2001 RB
  7.88%, 11/15/26                              1,000       1,103,040
--------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.75%, 12/01/23                              1,000       1,026,970
--------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposal
  Authority (Valero Energy Corp. Project);
  Series 2001 IDR 6.65%, 04/01/32(g)             900         937,881
--------------------------------------------------------------------
University of Texas Financing System; Series
  2001 C RB
  5.00%, 08/15/20                              1,000       1,039,480
--------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Multifamily Housing
  Series 1999 RB
  7.50%, 12/01/29                              1,000         990,800
====================================================================
                                                          12,192,164
====================================================================

VERMONT-0.31%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Copley Manor
  Project); Health Care Facilities Series
  1999 RB
  6.25%, 04/01/29(e)                           1,000         444,160
====================================================================

VIRGINIA-2.17%

Albemarle (County of) Industrial Development
  Authority (Westminster-Canterbury Project);
  Residential Care Facilities Mortgage Series
  2001 A RB
  6.20%, 01/01/31                                500         507,285
--------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Refunding First Mortgage Series 1998 A RB
  6.50%, 07/01/16                                500         470,725
--------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care
  Facilities Series 2002 A RB
  6.50%, 06/01/22                                750         744,075
--------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Residential Care
  Facilities Mortgage Series 2002 A RB
  6.25%, 01/01/28                                500         495,380
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Newport News (City of) Redevelopment &
  Housing Authority (Residential Rental-St.
  Michaels); Multifamily Housing Series 1998
  RB
  7.63%, 11/01/18                              $ 470    $    423,945
--------------------------------------------------------------------
Virginia (State of) Peninsula Ports Authority
  (Culpeper Baptist Retirement Community,
  Inc.); Residential Care Facilities Series
  2003 A RB
  7.38%, 12/01/23                                500         511,950
====================================================================
                                                           3,153,360
====================================================================

WISCONSIN-3.31%

Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital Inc. Project); Series 2003 RB
  7.13%, 01/15/22                              1,190       1,191,535
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999 RB
  6.25%, 11/15/20                              1,250       1,330,175
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place Inc.
  Project); Series 2001 A RB
  7.00%, 12/01/31                                250         251,090
--------------------------------------------------------------------

                                                PAR        MARKET
                                               (000)       VALUE
--------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A RB
  7.63%, 08/15/30                              $1,000   $  1,039,150
--------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital Inc. Project); Refunding Series
  2003 RB
  6.00%, 07/01/15                                100          99,739
--------------------------------------------------------------------
  6.13%, 07/01/16                                150         149,235
--------------------------------------------------------------------
  6.63%, 07/01/28                                750         737,895
====================================================================
                                                           4,798,819
====================================================================

WYOMING-0.35%

Teton (County of) Hospital District (St.
  John's Medical Center); Series 2002 RB
  6.75%, 12/01/22                                500         504,100
====================================================================
TOTAL INVESTMENTS--97.87% (Cost $142,268,622)            142,022,063
====================================================================
OTHER ASSETS LESS LIABILITIES--2.13%                       3,097,876
====================================================================
NET ASSETS--100.00%                                     $145,119,939
____________________________________________________________________
====================================================================

Investment Abbreviations:

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $2,018,028, which represented 1.39% of the Fund's net assets . Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(e) Defaulted security. The issuer is currently in default with certain covenants of the debt provisions.
(f) Security considered to be illiquid. The market value of this security considered illiquid at 09/30/03 represented 0.43% of the Fund's net assets.
(g) Security subject to the alternative minimum tax.
(h) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(i) Advance refunded; secured by an escrow fund of cash collateral.
(j) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $142,268,622)                                $142,022,063
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,873,038
-----------------------------------------------------------
  Fund shares sold                                  150,668
-----------------------------------------------------------
  Interest                                        2,918,211
-----------------------------------------------------------
Investment for deferred compensation plan            25,013
-----------------------------------------------------------
Other assets                                         20,081
===========================================================
    Total assets                                147,009,074
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             750,000
-----------------------------------------------------------
  Fund shares reacquired                            640,250
-----------------------------------------------------------
  Dividends                                         379,019
-----------------------------------------------------------
  Deferred compensation plan                         25,013
-----------------------------------------------------------
Accrued distribution fees                            65,999
-----------------------------------------------------------
Accrued trustees' fees                                2,291
-----------------------------------------------------------
Accrued transfer agent fees                          14,873
-----------------------------------------------------------
Accrued operating expenses                           11,690
===========================================================
    Total liabilities                             1,889,135
===========================================================
Net assets applicable to shares outstanding    $145,119,939
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $155,197,216
-----------------------------------------------------------
Undistributed net investment income                 244,086
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (10,074,804)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (246,559)
===========================================================
                                               $145,119,939
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 86,176,358
___________________________________________________________
===========================================================
Class B                                        $ 43,694,475
___________________________________________________________
===========================================================
Class C                                        $ 15,249,106
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                           9,963,605
___________________________________________________________
===========================================================
Class B                                           5,046,703
___________________________________________________________
===========================================================
Class C                                           1,761,631
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.65
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.65 divided by
      95.25%)                                  $       9.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.66
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.66
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,637,046
=========================================================================

EXPENSES:

Advisory fees                                                     426,795
-------------------------------------------------------------------------
Administrative services fees                                       25,069
-------------------------------------------------------------------------
Custodian fees                                                      3,739
-------------------------------------------------------------------------
Distribution fees -- Class A                                      103,989
-------------------------------------------------------------------------
Distribution fees -- Class B                                      220,453
-------------------------------------------------------------------------
Distribution fees -- Class C                                       74,917
-------------------------------------------------------------------------
Transfer agent fees                                                51,113
-------------------------------------------------------------------------
Trustees' fees                                                      5,667
-------------------------------------------------------------------------
Other                                                              70,236
=========================================================================
    Total expenses                                                981,978
=========================================================================
Less: Fees waived and expense offset arrangements                (369,264)
=========================================================================
    Net expenses                                                  612,714
=========================================================================
Net investment income                                           4,024,332
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (1,085,767)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    1,126,115
=========================================================================
Net gain from investment securities                                40,348
=========================================================================
Net increase in net assets resulting from operations          $ 4,064,680
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2003             2003
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  4,024,332     $  7,412,903
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (1,085,767)        (605,000)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   1,126,115          977,784
===========================================================================================
    Net increase in net assets resulting from operations         4,064,680        7,785,687
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,500,478)      (4,437,153)
-------------------------------------------------------------------------------------------
  Class B                                                       (1,163,600)      (2,087,123)
-------------------------------------------------------------------------------------------
  Class C                                                         (394,034)        (649,224)
===========================================================================================
    Decrease in net assets resulting from distributions         (4,058,112)      (7,173,500)
===========================================================================================
Share transactions-net:
  Class A                                                        8,167,018        6,735,334
-------------------------------------------------------------------------------------------
  Class B                                                          992,177        6,719,088
-------------------------------------------------------------------------------------------
  Class C                                                        1,761,268        2,151,183
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                               10,920,463       15,605,605
===========================================================================================
    Net increase in net assets                                  10,927,031       16,217,792
===========================================================================================

NET ASSETS:

  Beginning of period                                          134,192,908      117,975,116
===========================================================================================
  End of period                                               $145,119,939     $134,192,908
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

       The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                            ANNUAL RATE
---------------------------------------------------------
First $500 million                               0.60%
---------------------------------------------------------
Over $500 million up to and including $1
  billion                                        0.55%
---------------------------------------------------------
Over $1 billion up to and including $1.5
  billion                                        0.50%
---------------------------------------------------------
Over $1.5 billion                                0.45%
_________________________________________________________
=========================================================


    AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any), for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses for Class A shares to 0.55%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of voluntary fee waivers to the extent that the annualized expense ratio does not exceed the voluntary limit for the period, AIM will retain its ability to be reimbursed for such fee waivers prior to the end of each fiscal year. For the six months ended September 30, 2003, AIM waived fees of $368,516.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $25,069 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $24,701 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2003, the Class A, Class B and Class C shares paid $103,989, $220,453 and $74,917, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2003, AIM Distributors retained $40,649 in front-end sales commissions from the sale of Class A shares and $22,504, $0 and $4,792 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $748 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $748.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $1,226 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended September 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
March 31, 2007                                 $   11,394
----------------------------------------------------------
March 31, 2008                                    995,895
----------------------------------------------------------
March 31, 2009                                  3,558,416
----------------------------------------------------------
March 31, 2010                                  3,255,459
----------------------------------------------------------
March 31, 2011                                    972,821
==========================================================
Total capital loss carryforward                $8,793,985
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $22,751,562 and $10,830,904, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $ 4,221,306
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (4,459,104)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (237,798)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
  $142,259,861.


NOTE 8--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    SEPTEMBER 30,                   MARCH 31,
                                                                         2003                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,272,601    $ 28,343,609     3,898,601    $ 33,779,729
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        838,988       7,290,628     1,618,049      14,056,371
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        826,548       7,175,130     1,040,669       9,025,377
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        129,095       1,116,972       234,534       2,033,306
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         57,419         497,463       107,996         937,454
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         27,489         238,157        43,482         377,408
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         32,463         279,325        35,825         309,734
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (32,425)       (279,325)      (35,737)       (309,734)
======================================================================================================================
Reacquired:
  Class A                                                     (2,496,334)    (21,572,888)   (3,394,049)    (29,387,435)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (753,045)     (6,516,589)     (918,345)     (7,965,003)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (652,725)     (5,652,019)     (836,817)     (7,251,602)
======================================================================================================================
                                                               1,250,074    $ 10,920,463     1,794,208    $ 15,605,605
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                            YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30,       ------------------------------------------------------
                                                           2003             2003       2002          2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.64          $  8.59    $  8.59       $  8.72    $ 10.04    $  9.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.26             0.54       0.55(a)       0.54       0.56       0.54
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.01             0.03      (0.01)        (0.11)     (1.32)      0.05
=================================================================================================================================
    Total from investment operations                         0.27             0.57       0.54          0.43      (0.76)      0.59
=================================================================================================================================
Less dividends from net investment income                   (0.26)           (0.52)     (0.54)        (0.56)     (0.56)     (0.54)
=================================================================================================================================
Net asset value, end of period                            $  8.65          $  8.64    $  8.59       $  8.59    $  8.72    $ 10.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              3.17%            6.81%      6.41%         5.12%     (7.79)%     6.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $86,176          $77,998    $70,873       $62,820    $38,645    $49,570
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.55%(c)         0.55%      0.55%         0.55%      0.50%      0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.07%(c)         1.05%      1.07%         1.17%      1.28%      1.29%
=================================================================================================================================
Ratio of net investment income to average net assets         5.97%(c)         6.22%      6.26%(a)      6.23%      5.95%      5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      8%              14%        30%           15%        51%        30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $83,190,903.
(d)  Not annualized for periods less than one year.


                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                              YEAR ENDED MARCH 31,
                                                       SEPTEMBER 30,       ------------------------------------------------------
                                                          2003              2003       2002          2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.65          $  8.60    $  8.61       $  8.72    $ 10.04    $  9.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.23             0.47       0.48(a)       0.47       0.48       0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.01             0.04      (0.02)        (0.10)     (1.32)      0.04
=================================================================================================================================
    Total from investment operations                         0.24             0.51       0.46          0.37      (0.84)      0.51
=================================================================================================================================
Less dividends from net investment income                   (0.23)           (0.46)     (0.47)        (0.48)     (0.48)     (0.46)
=================================================================================================================================
Net asset value, end of period                            $  8.66          $  8.65    $  8.60       $  8.61    $  8.72    $ 10.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              2.79%            6.02%      5.47%         4.44%     (8.54)%     5.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $43,694          $42,699    $35,811       $25,730    $20,298    $13,850
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.30%(c)         1.30%      1.31%         1.30%      1.26%      1.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.82%(c)         1.80%      1.83%         1.92%      2.04%      2.04%
=================================================================================================================================
Ratio of net investment income to average net assets         5.22%(c)         5.47%      5.50%(a)      5.48%      5.19%      4.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      8%              14%        30%           15%        51%        30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,090,655.
(d)  Not annualized for periods less than one year.


                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                            YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                             2003              2003       2002          2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.65          $  8.60    $  8.61       $ 8.72    $10.04    $ 9.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.23             0.47       0.48(a)      0.47      0.48      0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.01             0.04      (0.02)       (0.10)    (1.32)     0.04
=================================================================================================================================
    Total from investment operations                            0.24             0.51       0.46         0.37     (0.84)     0.51
=================================================================================================================================
Less dividends from net investment income                      (0.23)           (0.46)     (0.47)       (0.48)    (0.48)    (0.46)
=================================================================================================================================
Net asset value, end of period                               $  8.66          $  8.65    $  8.60       $ 8.61    $ 8.72    $10.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 2.79%            6.02%      5.47%        4.43%    (8.54)%    5.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $15,249          $13,496    $11,292       $6,797    $4,100    $3,017
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.30%(c)         1.30%      1.31%        1.30%     1.26%     1.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.82%(c)         1.80%      1.83%        1.92%     2.04%     2.04%
=================================================================================================================================
Ratio of net investment income to average net assets            5.22%(c)         5.47%      5.50%(a)     5.48%     5.19%     4.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         8%              14%        30%          15%       51%       30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,983,413.
(d)  Not annualized for periods less than one year.

NOTE 10--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

BOARD OF TRUSTEES                       OFFICERS                               OFFICE OF THE FUND
Bob R. Baker                            Robert H. Graham                       11 Greenway Plaza
Frank S. Bayley                         Chairman and President                 Suite 100
James T. Bunch                                                                 Houston, TX 77046
Bruce L. Crockett                       Mark H. Williamson
Albert R. Dowden                        Executive Vice President               INVESTMENT ADVISOR
Edward K. Dunn, Jr.                                                            A I M Advisors, Inc.
Jack M. Fields                          Kevin M. Carome                        11 Greenway Plaza
Carl Frischling                         Senior Vice President                  Suite 100
Robert H. Graham                                                               Houston, TX 77046-1173
Gerald J. Lewis                         Gary T. Crum
Prema Mathai-Davis                      Senior Vice President                  TRANSFER AGENT
Lewis F. Pennock                                                               AIM Investment Services, Inc.
Ruth H. Quigley                         Dana R. Sutton                         P.O. Box 4739
Louis S. Sklar                          Vice President and Treasurer           Houston, TX 77210-4739
Larry Sull
Mark H. Williamson                      Stuart W. Coco                         CUSTODIAN
                                        Vice President                         The Bank of New York
                                                                               100 Church Street
                                        Melville B. Cox                        New York, NY 10286
                                        Vice President
                                                                               COUNSEL TO THE FUND
                                        Karen Dunn Kelley                      Ballard Spahr
                                        Vice President                         Andrews & Ingersoll, LLP
                                                                               1735 Market Street, 51(st) Floor
                                        Edgar M. Larsen                        Philadelphia, PA 19103-7599
                                        Vice President
                                                                               COUNSEL TO THE TRUSTEES
                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               919 Third Avenue
                                                                               New York, NY 10022

                                                                               DISTRIBUTOR
                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

          DOMESTIC EQUITY                      INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund                              TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund                       AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund
AIM Constellation Fund                  AIM Global Value Fund(3)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Emerging Growth Fund         AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Growth Fund                  AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM Trimark Fund                               INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund          INVESCO International Core Equity Fund(4)
AIM Large Cap Growth Fund                                                                         TAX-FREE
AIM Libra Fund                                   SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                           AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund            AIM Global Health Care Fund                    AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                 AIM Real Estate Fund                           AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                INVESCO Advantage Health Sciences Fund         AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund               INVESCO Energy Fund
AIM Opportunities III Fund              INVESCO Financial Services Fund
AIM Premier Equity Fund                 INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                  INVESCO Health Sciences Fund
AIM Small Cap Equity Fund               INVESCO Leisure Fund
AIM Small Cap Growth Fund(2)            INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund               INVESCO Technology Fund
AM Trimark Small Companies Fund         INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund




(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (3) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
(4) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.



Mutual   Retirement    Annuities    College    Separately   Offshore   Alternative    Cash
Funds    Products                   Savings    Managed      Products   Investments    Management
                                    Plans      Accounts


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                    HIM-SAR-1

             SEMIANNUAL REPORT TO SHAREHOLDERS/ SEPTEMBER 30, 2003

                            AIM TAX-EXEMPT CASH FUND

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           Your Goals. Our Solutions.
                                --Servicemark--

AIM Tax-Exempt Cash Fund seeks to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.


NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE


             This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report on the performance of AIM
ROBERT H.           Tax-Exempt Cash Fund, a money market fund investing in
GRAHAM]             short-term municipal bonds of the highest credit ratings.
                    The report is for the six-month period ended September 30, 2003.

..... THE LOW-        Throughout the reporting period, AIM Tax-Exempt Cash Fund
INTEREST-RATE       continued to provide steady, federally tax-exempt income and
ENVIRONMENT         safety of principal. As of September 30, 2003, AIM
RESULTING FROM THE Tax-Exempt Cash Fund posted a seven-day yield of 0.45%. FEDERAL FUNDS RATE, Translated to its taxable-equivalent yield, the fund's
AS WELL AS THE      seven-day yield was 0.69%, based on net asset value and
OVERALL ECONOMIC    adjusted for the highest marginal federal tax rate of 35%.
CLIMATE ITSELF,     Had the distributor not waived fees and/or reimbursed
AFFECTS ALL FIXED- expenses, the seven-day yield would have been 0.30%. (Past INCOME INVESTMENTS. performance cannot guarantee comparable future results.) ROBERT H. GRAHAM
                    MARKET ENVIRONMENT

Low interest rates and the economic climate resulted in low yields for money market investments.

   From the beginning of the reporting period until June 25, 2003, the federal funds rate remained at 1.25%. In June, the Federal Reserve lowered the rate to 1.00%, its lowest level since 1958. At the end of the reporting period, the yield on the 10-year Treasury note was 3.96%. The federal funds rate does not mandate the rates offered on municipal bonds; however, the low-interest-rate environment resulting from the federal funds rate, as well as the overall economic climate itself, affects all fixed-income investments.

   The growth in the gross domestic product (GDP) improved during the reporting period. GDP growth for the first quarter of 2003 had been 1.4%, annualized, and for the second quarter, which ended June 30, 2003, it was 3.3%, annualized. After the close of the reporting period, on October 30, 2003, the advance estimate for the third quarter was released. Third-quarter GDP growth was estimated at 7.2%, annualized.

   The job market was comparatively weak throughout the period, with the U.S. unemployment rate varying from 5.8% in March 2003, to a high of 6.4% in June, and back to 6.1% in both August and September.

   Consumer confidence rose at the beginning of the period and then declined during the final month. In April 2003, the Consumer Confidence Index rose to
81.0 from 61.4 the previous month. In September 2003, the index fell nearly five points to 76.8 from the August reading of 81.7. (The Conference Board's Consumer Confidence Index is based on a monthly survey of a representative sample of 5,000 U.S. households. Responses are measured against consumer confidence measured in 1985. The 1985 level is given a value of 100.) The decline in September 2003 has been attributed to the continuing weakness in the job market.

YOUR FUND

The fund maintained a weighted average maturity (WAM) in the 40- to 48-day range throughout the reporting period. A short weighted average maturity enables the fund to respond promptly to changes in the interest rate environment. At the end of the reporting period, the WAM for the fund's investments was 47 days. Over the reporting period, AIM Tax-Exempt Cash Fund's net assets increased by just under 18%.

   The fund maintained its strict adherence to the investment discipline of purchasing only securities of superior credit quality. However, an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CLOSING

In closing, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

   As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

   Always feel free to contact our Client Services Department at 800-959-4246 if you have questions. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or you can visit our Web site at AIMinvestments.com.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
September 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
ALABAMA-17.14%

Alabama (State of)
  Agricultural & Mechanical
  University; Series 1998 RB
  5.00%, 11/01/03(b)           AAA     Aaa    $  250   $   250,808
------------------------------------------------------------------
Birmingham (City of) Medical
  Clinic Board (University of
  Alabama Health Services
  Foundation); VRD Series
  1991 RB
  (LOC-AmSouth Bank)
  1.20%, 12/01/26(c)(d)        A-1+  VMIG-1    1,000     1,000,000
------------------------------------------------------------------
Birmingham (City of) Public
  Parks & Recreation Board
  (Children's Zoo Project);
  VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.28%, 05/01/07(c)(d)         --   VMIG-1    1,675     1,675,000
------------------------------------------------------------------
Birmingham (City of)
  Waterworks & Sewer Board;
  Water & Sewer Series 1994
  RB
  5.50%, 01/01/04(e)(f)        NRR     NRR       500       515,579
------------------------------------------------------------------
Madison (City of); School
  Unlimited Tax Series 1994
  GO Wts.
  6.25%, 02/01/04(e)(f)        AAA     Aaa       250       259,302
------------------------------------------------------------------
Montgomery (City of)
  Industrial Development
  Board (Industrial Partners
  Project); Refunding VRD
  Series 1989 IDR
  (LOC-SunTrust Bank)
  1.10%, 01/01/07(c)(d)         --     Aa2       835       835,000
------------------------------------------------------------------
Ridge (City of) Improvement
  District; Special
  Assessment VRD Series 2000
  RB
  (LOC-AmSouth Bank)
  1.10%, 10/01/25(c)(d)         --   VMIG-1    1,335     1,335,000
------------------------------------------------------------------
Tuscaloosa (City of)
  Educational Building
  Authority (Stillman College
  Project); Refunding Capital
  Improvement VRD Series 2002
  A RB
  (LOC-AmSouth Bank)
  1.28%, 10/01/23(c)(d)         --   VMIG-1    7,474     7,474,000
==================================================================
                                                        13,344,689
==================================================================

ARIZONA-0.13%

Maricopa (County of) Unified
  School District No. 41
  (Gilbert); Series 1997 COP
  4.90%, 07/01/04(e)(f)        AAA     Aaa       100       102,898
==================================================================

COLORADO-2.96%

Arapahoe (County of) East
  Cherry Creek Valley Water &
  Sanitation District; Series
  2002 RB
  3.00%, 11/15/03(b)           AAA     Aaa       350       350,816
------------------------------------------------------------------
Arvada (City of); VRD Series
  2001 RB
  1.15%, 11/01/20(b)(g)        A-1+    --        900       900,000
------------------------------------------------------------------

                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
COLORADO-(CONTINUED)

Douglas (County of) School
  District No. Re-1;
  Refunding Unlimited Tax
  Series 1994 B GO
  5.65%, 12/15/03(b)           AAA     Aaa    $  200   $   201,686
------------------------------------------------------------------
Evans (City of); Refunding
  Unlimited Tax Series 2003
  GO
  2.00%, 12/01/03(b)           AAA     Aaa       390       390,566
------------------------------------------------------------------
University of Northern
  Colorado (Auxiliary
  Facilities System);
  Refunding & Improvement
  Series 1994 RB
  5.30%, 06/01/04(b)           AAA     Aaa       100       102,811
------------------------------------------------------------------
Upper Yampa Water Conservancy
  District; Refunding Limited
  Tax Series 2003 GO
  2.00%, 11/15/03(b)            --     Aaa       360       360,384
==================================================================
                                                         2,306,263
==================================================================

DISTRICT OF COLUMBIA-0.32%

Washington Metropolitan Area
  Transportation Authority;
  Refunding Series 1993 RB
  4.80%, 01/01/04(b)           AAA     Aaa       250       252,266
==================================================================

FLORIDA-0.82%

Dade (County of); Unlimited
  Tax Series 1997 GO
  5.25%, 11/01/03(b)           AAA     Aaa       100       100,356
------------------------------------------------------------------
South Indian River Water
  Control District (Section
  15 Egret Landing-Phase I);
  Special Assessment Tax
  Series 1993 GO
  7.50%, 11/01/03(e)(f)        NRR     NRR       350       358,886
------------------------------------------------------------------
Titusville (City of); Water &
  Sewer Series 1994 RB
  6.00%, 10/01/04(e)(f)        AAA     Aaa       170       181,627
==================================================================
                                                           640,869
==================================================================

HAWAII-0.20%

Hawaii (County of); Refunding
  Unlimited Tax Series 1999 B
  GO
  4.50%, 05/15/04(b)           AAA     Aaa       150       153,331
==================================================================

ILLINOIS-13.63%

First Union MERLOTs (State of
  Illinois); VRD Unlimited
  Tax Series 2001 A124 GO
  1.15%, 11/01/26
  (Acquired 08/28/02;
  cost $1,395,000)(d)(h)(i)    A-1     --      1,395     1,395,000
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American College
  of Surgeons); VRD Series
  1996 RB
  (LOC-Northern Trust Co.)
  1.15%, 08/01/26(c)(d)        A-1+    --      7,727     7,727,000
------------------------------------------------------------------


                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (National
  University of Health
  Sciences); Series 2003 B
  RAN
  (LOC-Banc One N.A.)
  4.20%, 08/16/04(c)           SP-1    --     $  400   $   410,038
------------------------------------------------------------------
Illinois (State of) Regional
  Transportation Authority;
  Series 1994 A RB
  6.25%, 06/01/04(e)(f)        AAA     Aaa       250       263,562
------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax
  First Series 2000 GO 5.50%,
  12/01/03                      AA     Aa3       260       261,763
------------------------------------------------------------------
  Series 1995 GO 5.13%,
  12/01/03(b)                  AAA     Aaa       150       150,924
------------------------------------------------------------------
  Series 1995 GO 5.25%,
  07/01/04(b)                  AAA     Aaa       100       103,085
------------------------------------------------------------------
Lake (County of) School
  District No. 109
  (Deerfield); Unlimited Tax
  Series 1995 B GO
  5.30%, 12/15/03(e)(f)        NRR     NRR       300       302,631
==================================================================
                                                        10,614,003
==================================================================

INDIANA-0.78%

Fort Wayne (City of);
  Waterworks Series 2003 RB
  2.00%, 12/01/03(b)            --     Aaa       305       305,402
------------------------------------------------------------------
Indiana (State of) Bond Bank
  (Midyear Funding Program
  Notes); Series 2003 A RB
  1.25%, 04/15/04              SP-1   MIG-1      300       300,396
==================================================================
                                                           605,798
==================================================================

IOWA-0.78%

Algona (City of) (George A
  Hormel & Co. Project); VRD
  Series 1985 IDR
  (LOC-U.S. Bank N.A.)
  1.20%,05/01/05(c)(d)          --     P-1       200       200,000
------------------------------------------------------------------
Iowa (State of) School Corps.
  (School Cash Anticipation
  Program); Series 2003 A RN
  2.00%, 06/18/04(b)            --    MIG-1      200       201,481
------------------------------------------------------------------
Waterloo (City of); Refunding
  Unlimited Tax Series 2002
  GO
  3.25%, 06/01/04(b)            --     Aaa       200       202,703
==================================================================
                                                           604,184
==================================================================

KANSAS-0.30%

Independence (City of);
  Unlimited Sales Tax Series
  2003 A GO
  2.00%, 12/01/03(b)           AAA     Aaa       230       230,322
==================================================================

LOUISIANA-1.46%

Mississippi River Bridge
  Authority (Crescent City
  Connection); Refunding
  Series 2002 RB
  2.00%, 11/01/03(b)           AAA     Aaa       400       400,150
------------------------------------------------------------------
St. John the Baptist (Parish
  of) Sales Tax District;
  Refunding Public
  Improvement Series 1999 ST
  RB
  4.38%, 12/01/03(b)            --     Aaa       550       552,915
------------------------------------------------------------------

                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
LOUISIANA-(CONTINUED)

St. John the Baptist (Parish
  of); Limited Ctfs. of
  Indebtedness Tax Series
  1998 GO
  4.15%, 03/01/04(b)            --     Aaa    $  185   $   187,368
==================================================================
                                                         1,140,433
==================================================================

MARYLAND-5.41%

Baltimore (City of);
  Refunding Construction
  Public Improvement
  Unlimited Tax Series 1995 A
  GO
  7.38%, 10/15/03(b)           AAA     Aaa       500       501,206
------------------------------------------------------------------
Baltimore (County of) (Blue
  Circle Inc. Project);
  Economic Development VRD
  Series 1992 RB
  (LOC-Danske Bank A.S.)
  1.20%, 12/01/17(c)(d)         --   VMIG-1    2,900     2,900,000
------------------------------------------------------------------
Howard (County of) (Owen
  Brown Joint Venture);
  Refunding VRD Series 1990
  RB
  (LOC-Bank of America N.A.)
  1.45%, 05/01/11(c)(g)         --     P-1       500       500,000
------------------------------------------------------------------
Maryland (State of)
  Washington Suburban
  Sanitation District;
  Unlimited Tax Series 1996
  GO
  7.88%, 06/01/04              AAA     Aaa       300       313,648
==================================================================
                                                         4,214,854
==================================================================

MASSACHUSETTS-0.73%

Massachusetts (State of) Bay
  Transportation Authority
  (General Transportation
  System); Series 1994 B RB
  5.88%, 03/01/04(e)(f)        NRR     Aaa       300       312,027
------------------------------------------------------------------
Massachusetts (State of);
  Refunding Unlimited Tax
  Series 1995 A GO
  6.25%, 07/01/04              AA-     Aa2       250       259,560
==================================================================
                                                           571,587
==================================================================

MICHIGAN-10.83%

Michigan (State of) Strategic
  Fund (250 Brown Street
  Associates Project); VRD
  Limited Tax Obligation
  Series 1985 RB
  (LOC-Comerica Bank)
  1.05%, 10/01/15(c)(g)         --   VMIG-1      830       830,000
------------------------------------------------------------------
Oakland (County of) Economic
  Development Corp.
  (Rochester College
  Project); VRD Limited Tax
  Series 2001 RB
  (LOC-Bank One Michigan)
  1.20%, 08/01/21(c)(d)         --   VMIG-1    7,100     7,100,000
------------------------------------------------------------------


                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Troy (City of) (Public Safety
  Facilities & City Hall);
  Unlimited Tax Series 2003
  GO
  2.50%, 10/01/03              AAA     Aaa    $  500   $   500,000
==================================================================
                                                         8,430,000
==================================================================

MISSISSIPPI-1.01%

Jackson (County of);
  Refunding Unlimited Tax
  Series 2002 GO
  2.00%, 12/01/03(b)           AAA     Aaa       500       500,620
------------------------------------------------------------------
Olive Branch (City of);
  Refunding Unlimited Tax
  Series 2003 GO
  1.10%, 05/01/04(b)            --     Aaa       285       285,000
==================================================================
                                                           785,620
==================================================================

MONTANA-0.75%

Havre (City of) (Safeway Inc.
  Projects); Refunding VRD
  Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.30%, 12/01/03(c)(f)(j)     A-1+    --        585       585,000
==================================================================

NEVADA-0.56%

Clark (County of) School
  District; Limited Tax
  Series 1996 GO
  6.00%, 06/15/04(b)           AAA     Aaa       175       181,045
------------------------------------------------------------------
Washoe (County of) School
  District; Limited Tax
  Series 1998 GO
  4.00%, 06/01/04(b)           AAA     Aaa       250       254,877
==================================================================
                                                           435,922
==================================================================

NEW HAMPSHIRE-0.39%

Londonderry (Town of);
  Unlimited Tax Series 2003
  GO
  3.25%, 07/01/04(b)            --     Aaa       300       305,013
==================================================================

NEW MEXICO-3.78%

New Mexico (State of)
  Hospital Equipment Loan
  Council (Dialysis Clinic
  Inc. Project); VRD Series
  2000 RB
  (LOC-SunTrust Bank)
  1.18%, 07/01/25(c)(d)         --   VMIG-1    2,490     2,490,000
------------------------------------------------------------------
Silver City (Town of); VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.30%, 11/15/10(c)(d)         --     P-1       450       450,000
==================================================================
                                                         2,940,000
==================================================================

NEW YORK-0.33%

New York (State of) Dormitory
  Authority (University of
  Rochester); Series 1998 A
  RB
  4.20%, 07/01/04(b)           AAA     Aaa       250       256,040
==================================================================

                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

NORTH DAKOTA-4.62%

Fargo (City of) (Cass Oil Co.
  Project); Commercial
  Development VRD Series 1984
  RB (LOC-U.S. Bank N.A.)
  1.25%, 12/01/14(c)(d)        A-1+    --     $3,600   $ 3,600,000
==================================================================

OHIO-1.17%

Columbus (City of); Refunding
  Unlimited Tax Series 1998 B
  GO
  5.00%, 05/15/04              AAA     Aaa       200       204,858
------------------------------------------------------------------
Ohio (State of) (Highway
  Capital Improvement Fund);
  Unlimited Tax Series 1999 D
  GO
  4.25%, 05/01/04              AAA     Aa1       300       305,630
------------------------------------------------------------------
Ohio (State of) Turnpike
  Commission; Turnpike Series
  1998 B RB
  5.00%, 02/15/04(b)           AAA     Aaa       100       101,423
------------------------------------------------------------------
Orrville (City of) Water
  System; Refunding Series
  2002 RB
  2.00%, 12/01/03(b)           AAA     Aaa       300       300,570
==================================================================
                                                           912,481
==================================================================

OKLAHOMA-6.81%

Muskogee (City of) Industrial
  Trust (Muskogee Mall Ltd.
  Special Project); VRD
  Series 1985 IDR (LOC-Bank
  of America N.A.)
  1.30%, 12/01/15(c)(d)         --   VMIG-1    5,100     5,100,000
------------------------------------------------------------------
Oklahoma (State of)
  Industries Authority
  (Oklahoma County Facilities
  Project); Lease Series 2003
  A IDR
  2.25%, 07/01/04(b)           AAA     Aaa       200       201,855
==================================================================
                                                         5,301,855
==================================================================

PENNSYLVANIA-3.08%

Franklin (County of)
  Industrial Development
  Authority (Chambersburg
  Hospital Obligation);
  Health Care VRD Series 2000
  IDR
  1.18%, 12/01/24(b)(d)        A-1     --      1,000     1,000,000
------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Carnegie Mellon
  University); Refunding
  College & University Series
  1995 RB
  6.00%, 11/01/03              AA-     --        640       642,614
------------------------------------------------------------------
Philadelphia (City of); Water
  & Wastewater Series 1995 RB
  6.75%, 08/01/04(b)           AAA     Aaa       330       345,567
------------------------------------------------------------------
Plum Boro (City of) School
  District; Unlimited Tax
  Series 1998 GO
  4.15%, 09/15/04(e)(f)        AAA     Aaa       400       411,762
==================================================================
                                                         2,399,943
==================================================================


                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------

SOUTH CAROLINA-0.52%

Dorchester (County of);
  Waterworks & Sewer System
  Refunding & Improvement
  Series 2003 RB
  2.00%, 10/01/04(b)           AAA     Aaa    $  400   $   403,688
==================================================================

TENNESSEE-0.49%

Gatlinburg (City of);
  Refunding Water & Sewer
  Series 2003 RB
  2.00%, 04/01/04(b)            --     Aaa       200       200,991
------------------------------------------------------------------
Savannah Valley Utility
  District; Waterworks
  Refunding & Improvement
  Series 2003 RB
  2.50%, 06/01/04(b)           AAA     Aaa       180       181,781
==================================================================
                                                           382,772
==================================================================

TEXAS-14.42%

Amarillo (City of) Health
  Facilities Corp. (Panhandle
  Pooled Health Care); VRD
  Series 1985 RB
  (LOC-BNP Paribas)
  1.10%, 05/31/25(c)(d)         --   VMIG-1    6,000     6,000,000
------------------------------------------------------------------
Austin (City of) Electric
  Utility System; Refunding
  Series 2002 A RB
  4.00%, 11/15/03(b)           AAA     Aaa       450       451,510
------------------------------------------------------------------
Bexar (County of); Refunding
  Limited Tax Series 2002 GO
  4.50%, 06/15/04               AA     Aa2       275       281,647
------------------------------------------------------------------
Cedar Hill (City of);
  Refunding Limited Tax
  Series 2003 GO
  2.00%, 02/15/04(b)           AAA     Aaa       545       546,815
------------------------------------------------------------------
Dallas (City of); Refunding &
  Improvement Limited Tax
  Series 1998 GO
  4.00%, 02/15/04              AAA     Aa1       255       257,650
------------------------------------------------------------------
Katy (City of) Independent
  School District; Limited
  Tax Series 1999 GO
  (CEP-Texas Permanent School
  Fund)
  7.00%, 02/15/04              AAA     Aaa       545       556,382
------------------------------------------------------------------
North East Independent School
  District; Unlimited Tax
  Series 1999 GO
  (CEP-Texas Permanent School
  Fund)
  6.50%, 10/01/03              AAA     Aaa       600       600,000
------------------------------------------------------------------
North Texas (Region of)
  Municipal Water District
  (Muddy Creek System);
  Regional Wastewater Series
  2003 RB
  5.00%, 06/01/04(b)           AAA     Aaa       280       287,198
------------------------------------------------------------------
Northside Independent School
  District; Limited Tax
  Series 2003 GO
  Maintenance Notes
  2.00%, 02/15/04(b)           AAA     Aaa       280       281,087
------------------------------------------------------------------
Richardson (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series 1998
  GO
  (CEP-Texas Permanent School
  Fund)
  5.00%, 02/15/04              AAA     Aaa       150       152,227
------------------------------------------------------------------

                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Shenandoah (City of); Limited
  Tax Series 2003 GO Ctfs.
  2.00%, 08/15/04(b)           AAA     --     $  305   $   307,242
------------------------------------------------------------------
Texas (State of) (Parks and
  Wildlife Dept. Project);
  Refunding Unlimited Tax
  Series 1998 C GO
  4.75%, 10/01/03               AA     Aa1       250       250,000
------------------------------------------------------------------
Texas (State of); Series 2003
  TRAN
  2.00%, 08/31/04              SP-1+  MIG-1      850       856,540
------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers);
  VRD Series 1985 A IDR
  (LOC-American National Bank
  & Trust)
  1.10%, 11/01/05(c)(g)        A-1     --        250       250,000
------------------------------------------------------------------
Upper Trinity Regional Water
  District (Lakeview Regional
  Water Reclamation System);
  Regional Wastewater Series
  2003 RB
  5.25%, 08/01/04(b)           AAA     Aaa       145       149,847
==================================================================
                                                        11,228,145
==================================================================

UTAH-0.42%

Davis (County of) School
  District; Unlimited Tax
  Series 1993 GO
  5.05%, 12/01/03(e)(f)        AAA     Aaa       200       201,303
------------------------------------------------------------------
Salt Lake (City of); Water &
  Sewer Series 1994 RB
  6.10%, 02/01/04(e)(f)        AAA     Aaa       125       127,071
==================================================================
                                                           328,374
==================================================================

VERMONT-2.25%

Vermont (State of) Industrial
  Development Authority
  (Central Vermont Public
  Service Corp.);
  Hydroelectric VRD Series
  1984 IDR (LOC-Citizens Bank
  of Massachusetts)
  1.05%, 12/01/13(c)(g)        A-1+    --      1,755     1,755,000
==================================================================

VIRGINIA-0.39%

Virginia (State of) College
  Building Authority
  (Washington & Lee
  University); Educational
  Facilities Series 1994 RB
  5.75%, 01/01/04(e)(f)        AAA     Aaa       295       304,293
==================================================================

WASHINGTON-2.64%

Clark (County of) School
  District No.37 (City of
  Vancouver); Refunding
  Unlimited Tax Series 2003 A
  GO
  (CEP-Washington School
  Board)
  2.00%, 12/01/03               --     Aa1       135       135,222
------------------------------------------------------------------
King (County of); Limited Tax
  Series 1997 D GO
  5.20%, 12/01/03              AA+     Aa1       250       251,529
------------------------------------------------------------------


                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Seattle (Port of) Industrial
  Development Corp. (Sysco
  Food Services Project);
  Refunding VRD Series 1994
  IDR
  1.12% 11/01/25(d)            A-1+  VMIG-1   $1,050   $ 1,050,000
------------------------------------------------------------------
Snohomish (County of) School
  District No. 15 (Edmonds);
  Refunding Unlimited Tax
  Series 2003 A GO
  2.00%, 12/01/03(b)           AAA     Aaa       615       615,991
==================================================================
                                                         2,052,742
==================================================================

WISCONSIN-0.89%

Menomonie (City of) Area
  School District; Refunding
  Unlimited Tax Series 1998
  GO
  5.25%, 03/01/04(b)           AAA     --        140       142,392
------------------------------------------------------------------
Palmyra-Eagle (Cities of)
  Area School District;
  Refunding Unlimited Tax
  Series 2003 GO
  2.00%, 03/01/04(b)            --     Aaa       235       235,773
------------------------------------------------------------------

                                RATINGS(a)     PAR       MARKET
                               S&P   MOODY'S  (000)       VALUE
------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health &
  Educational Facilities
  Authority (Froedtert
  Memorial Lutheran
  Hospital); Series 1994 A RB
  5.20%, 10/01/03(b)           AAA     Aaa    $  110   $   110,000
------------------------------------------------------------------
Wisconsin Heights School
  District; Unlimited Tax
  Series 1994 GO
  5.30%, 04/01/04(e)(f)        AAA     Aaa       200       204,261
==================================================================
                                                           692,426
==================================================================
TOTAL INVESTMENTS-100.01%
  (Cost $77,880,811)                                    77,880,811
==================================================================
OTHER ASSETS LESS
  LIABILITIES-(0.01%)                                       (7,495)
==================================================================
NET ASSETS-100.00%                                     $77,873,316
__________________________________________________________________
==================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs    - Certificates
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MERLOT  - Municipal Exempt Receipts Liquidity Optional Tender
RAN     - Revenue Anticipation Notes
RB      - Revenue Bonds
RN      - Revenue Notes
TRAN    - Tax and Revenue Anticipation Notes
VRD     - Variable Rate Demand
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of a segregated escrow fund (consisting of U.S. Treasury Obligation) held by a bank custodian; this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(c) Principal and interest payments are guaranteed by the letter of credit agreement.
(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined monthly. Rate shown is the rate in effect on 09/30/03.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 09/30/03 represented 1.79% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(i) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined semi-annually. Rate shown is the rate in effect on 09/30/03.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $77,880,811)                                  $77,880,811
-----------------------------------------------------------
Receivables for:
  Investments sold                                  150,000
-----------------------------------------------------------
  Fund shares sold                                  318,528
-----------------------------------------------------------
  Interest                                          322,674
-----------------------------------------------------------
Investment for deferred compensation plan            40,164
-----------------------------------------------------------
Other assets                                         43,228
===========================================================
    Total assets                                 78,755,405
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             404,043
-----------------------------------------------------------
  Fund shares reacquired                            392,156
-----------------------------------------------------------
  Dividends                                           4,904
-----------------------------------------------------------
  Deferred compensation plan                         40,164
-----------------------------------------------------------
Accrued distribution fees                             6,417
-----------------------------------------------------------
Accrued trustees' fees                                2,355
-----------------------------------------------------------
Accrued transfer agent fees                           6,472
-----------------------------------------------------------
Accrued operating expenses                           25,578
===========================================================
    Total liabilities                               882,089
===========================================================
Net assets applicable to shares outstanding     $77,873,316
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $77,847,173
-----------------------------------------------------------
Undistributed net investment income                  26,143
===========================================================
                                                $77,873,316
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $77,863,316
___________________________________________________________
===========================================================
Investor Class                                  $    10,000
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          77,855,659
___________________________________________________________
===========================================================
Investor Class                                       10,000
___________________________________________________________
===========================================================
Class A:
  Net asset value, offering and redemption
    price per share                             $      1.00
___________________________________________________________
===========================================================
Investor Class:
  Net asset value, offering and redemption
    price per share                             $      1.00
___________________________________________________________
===========================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $442,199
======================================================================

EXPENSES:

Advisory fees                                                  130,889
----------------------------------------------------------------------
Administrative services fees                                    25,069
----------------------------------------------------------------------
Custodian fees                                                   1,549
----------------------------------------------------------------------
Distribution fees -- Class A                                    93,492
----------------------------------------------------------------------
Transfer agent fees                                             18,577
----------------------------------------------------------------------
Trustees' fees                                                   5,186
----------------------------------------------------------------------
Registration and filing fees                                    27,599
----------------------------------------------------------------------
Professional fees                                               20,412
----------------------------------------------------------------------
Other                                                           11,864
======================================================================
    Total expenses                                             334,637
======================================================================
Less: Fees waived and expense offset arrangements              (56,415)
======================================================================
    Net expenses                                               278,222
======================================================================
Net investment income                                          163,977
======================================================================
Net increase in net assets resulting from operations          $163,977
______________________________________________________________________
======================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2003            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   163,977     $   461,278
==========================================================================================
    Net increase in net assets resulting from operations           163,977         461,278
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (163,977)       (461,278)
==========================================================================================
Share transactions-net:
  Class A                                                       11,521,258      11,346,083
------------------------------------------------------------------------------------------
  Investor Class                                                    10,000              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               11,531,258      11,346,083
==========================================================================================
    Net increase in net assets                                  11,531,258      11,346,083
==========================================================================================

NET ASSETS:

  Beginning of period                                           66,342,058      54,995,975
==========================================================================================
  End of period                                                $77,873,316     $66,342,058
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $25,069 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $16,541 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Class A and Investor Class shares. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A and Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended September 30, 2003, the Class A shares paid $37,397 after AIM Distributors waived Plan fees of $56,095.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $320 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $320.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $1,186 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extend that the loan is required to be secured by collateral, the collateral is marked daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--SHARE INFORMATION

The Fund currently offers two classes of shares: Class A and Investor Class shares.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                  SEPTEMBER 30, 2003               MARCH 31, 2003
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      62,830,341    $ 62,830,341     92,849,952    $ 92,849,952
------------------------------------------------------------------------------------------------------------------------
  Investor Class*                                                  10,000          10,000             --              --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         138,319         138,319        410,319         410,319
========================================================================================================================
Reacquired:
  Class A                                                     (51,447,402)    (51,447,402)   (81,914,188)    (81,914,188)
========================================================================================================================
                                                               11,531,258    $ 11,531,258     11,346,083    $ 11,346,083
________________________________________________________________________________________________________________________
========================================================================================================================

* Investor Class shares commenced sales on September 30, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                            YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                             2003              2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
=================================================================================================================================
Net investment income                                          0.002             0.01       0.02       0.04       0.03       0.03
=================================================================================================================================
Less dividends from net investment income                     (0.002)           (0.01)     (0.02)     (0.04)     (0.03)     (0.03)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.23%            0.77%      1.84%      3.76%      3.05%      2.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $77,863          $66,342    $54,996    $63,480    $60,440    $61,159
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              0.74%(b)         0.79%      0.79%      0.76%      0.80%      0.79%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           0.89%(b)         0.94%      0.94%      0.91%      0.95%      0.94%
=================================================================================================================================
Ratio of net investment income to average net assets            0.44%            0.76%      1.85%      3.68%      2.99%      2.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $74,793,474.


                                                                                                                      INVESTOR
                                                                                                                        CLASS
                                                                                                                    -------------
                                                                                                                    SEPTEMBER 30,
                                                                                                                        2003
                                                                                                                     (DATE SALES
                                                                                                                    COMMENCED) TO
                                                                                                                    SEPTEMBER 30,
                                                                                                                         2003

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                    $1.00
=================================================================================================================================
Net investment income                                                                                                      --
Less dividends from net investment income                                                                                  --
=================================================================================================================================
Net asset value, end of period                                                                                          $1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                                                                                               --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                                $  10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                                                         --
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                                                                      --
=================================================================================================================================
Ratio of net investment income to average net assets                                                                       --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NOTE 9--SUBSEQUENT EVENT

On October 21, 2003, the shareholders of the INVESCO Tax-Free Money Fund (the "Selling Fund") approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Selling Fund would transfer substantially all of its assets to the AIM Tax-Exempt Cash Fund (the "Fund") in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 10--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

BOARD OF TRUSTEES       OFFICERS                        OFFICE OF THE FUND

Bob R. Baker            Robert H. Graham                11 Greenway Plaza
                        Chairman and President          Suite 100
Frank S. Bayley                                         Houston, TX 77046
                        Mark H. Williamson
James T. Bunch          Executive Vice President        INVESTMENT ADVISOR

Bruce L. Crockett       Kevin M. Carome                 A I M Advisors, Inc.
                        Senior Vice President           11 Greenway Plaza
Albert R. Dowden                                        Suite 100
                        Gary T. Crum                    Houston, TX 77046-1173
Edward K. Dunn, Jr.     Senior Vice President
                                                        TRANSFER AGENT
Jack M. Fields          Dana R. Sutton
                        Vice President and Treasurer    AIM Investment Services, Inc.
Carl Frischling                                         P.O. Box 4739
                        Stuart W. Coco                  Houston, TX 77210-4739
Robert H. Graham        Vice President
                                                        CUSTODIAN
Gerald J. Lewis         Melville B. Cox
                        Vice President                  The Bank of New York
Prema Mathai-Davis                                      100 Church Street
                        Karen Dunn Kelley               New York, NY 10286
Lewis F. Pennock        Vice President
                                                        COUNSEL TO THE FUND
Ruth H. Quigley         Edgar M. Larsen
                        Vice President                  Ballard Spahr
Louis S. Sklar                                          Andrews & Ingersoll, LLP
                                                        1735 Market Street, 51st Floor
Larry Soll                                              Philadelphia, PA 19103-7599

Mark H. Williamson                                      COUNSEL TO THE TRUSTEES

                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                        919 Third Avenue
                                                        New York, NY 10022

                                                        DISTRIBUTOR

                                                        A I M Distributors, Inc.
                                                        11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046-1173

            DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                 AIM Asia Pacific Growth Fund                    TAXABLE
AIM Balanced Fund*                         AIM Developing Markets Fund
AIM Basic Balanced Fund*                   AIM European Growth Fund                        AIM Floating Rate Fund
AIM Basic Value Fund                       AIM European Small Company Fund                 AIM High Yield Fund
AIM Blue Chip Fund                         AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Capital Development Fund               AIM Global Growth Fund                          AIM Intermediate Government Fund
AIM Charter Fund                           AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund
AIM Constellation Fund                     AIM Global Value Fund(3)                        AIM Money Market Fund
AIM Dent Demographic Trends Fund           AIM International Emerging Growth Fund          AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)           AIM International Growth Fund                   AIM Total Return Bond Fund
AIM Emerging Growth Fund                   AIM Trimark Fund                                INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund             INVESCO International Core Equity Fund(4)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                           SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund               AIM Global Health Care Fund                     AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                    AIM Real Estate Fund                            AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                   INVESCO Advantage Health Sciences Fund          AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                  INVESCO Energy Fund
AIM Opportunities III Fund                 INVESCO Financial Services Fund
AIM Premier Equity Fund                    INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                     INVESCO Health Sciences Fund
AIM Small Cap Equity Fund                  INVESCO Leisure Fund
AIM Small Cap Growth Fund(2)               INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund                  INVESCO Technology Fund
AIM Trimark Small Companies Fund           INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund



(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (3) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
(4) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.


AIMinvestments.com                                                     TEC-SAR-1

                                 [COVER IMAGE]

               AIM TAX-FREE INTERMEDIATE FUND / SEPTEMBER 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

                AIM TAX-FREE INTERMEDIATE FUND SEEKS TO GENERATE
                   AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS
                    CONSISTENT WITH PRESERVATION OF CAPITAL.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

================================================================================
FUND DATA

RATINGS OF PORTFOLIO HOLDINGS

                           [PIE CHART]

AAA                          72.9%
AA                           20.4%
A                             6.1%
Not Rate/Other                0.6%

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS                     260
TOTAL NET ASSETS                  $496.0 million
AVERAGE QUALITY RATING                   AA+/Aa2
WEIGHTED AVERAGE MATURITY             5.34 years
AVERAGE DURATION                      4.25 years

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

================================================================================

                     [BAR CHART]

CLASS A SHARES
 Inception (5/11/87)   6.07%
  10 Years             5.09
   5 Years             5.11
   1 Year              3.02

CLASS A3 SHARES*
  10        Years      4.82%
   5        Years      4.92
   1        Year       3.62

* Class A3 shares were first offered on 10/31/02. Returns prior to that date are hypothetical results based on returns of Class A shares (inception date 5/11/87) at net asset value adjusted to reflect Class A3 12b-1 fees.

================================================================================

================================================================================

FUND VS. INDEXES
Total returns 3/31/03-9/30/03
excluding sales charges

================================================================================

Class A Shares                                          2.56%
Class A3 Shares                                         2.38
Lehman Municipal Bond Index                             2.66
(Broad Market Index)
Merrill Lynch 3-7 Year Municipal Index                  2.96
(Style-Specific Index)
Lipper Intermediate Municipal Debt Fund Index           2.41
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=====================================================================================
TOP 5 HOLDINGS                     COUPON         MATURITY      % OF TOTAL NET ASSETS
-------------------------------------------------------------------------------------
1. District of Columbia              5.50%          6/1/09                 3.5%

2. Chicago (City of)                 6.50          12/1/08                 1.9
   (Central Loop Redevelopment)

3. New Jersey (State of)             5.50          6/15/10                 1.9
   Transportation Trust Fund
   Authority

4. Washington (State of)             5.50           7/1/11                 1.7
   Energy Northwest
   (Project #3)

5. Harris (County of) Health         5.50           6/1/09                 1.3
   Facilities Development
   Corp. (Memorial Hermann
   Hospital System Project)

================================================================================
FUND PROVIDES CURRENT INCOME

                    30-DAY         TAXABLE EQUIVALENT                  TAXABLE EQUIVALENT
                 DISTRIBUTION            30-DAY             30-DAY           30-DAY
                     RATE           DISTRIBUTION RATE*     SEC YIELD       SEC YIELD*
                 ------------      -------------------     ---------   ------------------
Class A             3.99%                 6.14%               2.55%        3.92%
Class A3            3.67                  5.65                2.23         3.43

*Assumes the highest federal income tax rate in effect on September 30, 2003--35%. Income may be subject to some state and local taxes as well as the alternative minimum tax.

================================================================================

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

o AIM Tax-Free Intermediate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses on Class A shares in the past, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 1.00% sales charge. Class A shares were closed to new investors effective 10/30/02. Class A3 shares (inception date 10/31/02) are sold without a sales charge.

o The 30-day SEC yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized. The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The taxable-equivalent distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed tax rate.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper Intermediate Municipal Debt Fund Index represents an average of the 30 largest intermediate-term municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Lipper High Yield Municipal Debt Fund Index represents an average of the 10 largest high-yield municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds investment-grade municipal bonds with maturities that range between 3 and 7 years.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

                    DEAR SHAREHOLDER:

[PHOTO OF           This is your semiannual report for AIM Tax-Free
ROBERT H.           Intermediate Fund. On the following page, you will find a
GRAHAM]             discussion of your fund's performance during the reporting period by Mark Williamson, President and CEO of AIM
                    Investments. Please read it carefully.

WE HAVE NEVER           I would like to address important issues that are
PERMITTED LATE      currently affecting the mutual fund industry.
TRADING IN
FUND SHARES             As you may be aware, allegations that some mutual fund
AND SUPPORT         companies have knowingly permitted either late trading in
ACTIONS THAT CAN    fund shares or harmful short-term trading in fund shares
BE TAKEN TO         have led to widespread investigations of the mutual fund
STRENGTHEN          industry by the Securities and Exchange Commission and the
PROTECTION OF       New York Attorney General, among others. There have even
FUNDS AGAINST       been allegations that fund insiders have engaged in
LATE TRADING        improper short-term trading in fund shares to reap personal
BY INTERMEDIARIES.  benefit at the expense of the other shareholders of the
ROBERT H. GRAHAM    fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we
recognize that the mutual fund industry is dependent on the trust of its shareholders and, accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

    We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps--implemented new policies and strengthened existing ones--to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

    We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in AIM Tax-Free Intermediate Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
November 10, 2003

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the semiannual report for AIM Tax-Free Intermediate
MARK H.             Fund for the six-month period ended September 30, 2003. The
WILLIAMSON]         report includes tables showing top holdings in the
                    portfolio, a short-term fund versus index comparison, and
GENERAL OBLIGATION long-term fund performance. Below you will find a brief BONDS AND ELECTRIC, description of how the fund was managed during the
SPECIAL-TAXES,      reporting period. This report also includes a complete list
WATER AND WASTE     of portfolio holdings and other relevant information as of
WATER, AND          September 30, 2003. We hope you find this information
HOSPITAL BONDS      helpful.
PERFORMED WELL
DURING THE          YOUR FUND
REPORTING PERIOD,
CONTRIBUTING TO     In the first half of 2003 (the most recent period for which
FUND PERFORMANCE.   figures are available), municipal bond issuance reached
MARK H. WILLIAMSON record levels. Modest economic growth and rising unemployment reduced tax receipts by state and local governments. These revenue shortfalls forced state and local governments to rely on the capital markets to finance their programs and deficits. Historically low interest rates prompted governments to refinance higher-rate bonds, thereby lowering their capital costs.

    In the bond market as a whole, high yield issues generally outperformed their investment-grade counterparts for the six-month reporting period ended September 30, 2003. The Lehman High Yield Bond Index returned 13.16% while the Lehman Aggregate Bond Index returned 2.35%. The same was true in the municipal sector. The Lipper High Yield Municipal Debt Fund Index returned 3.95% while the Lipper General Municipal Debt Fund Index returned 2.94%.

    During the reporting period, the Federal Reserve remained accommodative even as the economy showed signs of improvement. As a result, AIM Tax-Free Intermediate Fund managers Richard A. Berry and Stephen D. Turman adopted a relatively defensive posture during the period, believing that the next change in direction for interest rates could be higher. They continued to shorten the fund's duration, sell lower coupon bonds, and buy shorter maturity bonds. This strategy enhanced fund performance during the August sell-off, but caused fund performance to lag when bonds recovered in September.

    General obligation bonds and electric, special-taxes, water and waste water, and hospital bonds performed well during the reporting period, contributing to fund performance. At the close of the reporting period, the fund held 260 bonds and the 30-day distribution rates for the fund's Class A and Class A3 shares were 3.99% and 3.67%, respectively, or 6.14% and 5.65%, respectively, on a taxable equivalent basis.

OUR WEB SITE

Timely information on your fund is available at our investor Web site, AIMinvestments.com. The Web site also offers economic and market commentary from our senior investment officers, articles on various investment topics, and other financial information. In addition, you can check your account, conduct transactions, view your account statement and order forms and literature. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached by calling 800-959-4246.

YOUR FINANCIAL ADVISOR

While equity and fixed-income markets performed well during the period covered by this report, recent experience has shown how challenging investing can be. We strongly believe that investors can benefit from the guidance of a financial advisor. An advisor can help you make investment choices consistent with your financial objectives and tolerance for risk--not to mention helping you stay focused on those goals even when market and economic trends are unsettled. We encourage you to continue to work closely with your financial advisor.

    We believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance. In closing, we again express our appreciation for your continued participation in AIM Investments. We remain committed to helping you build solutions for your financial goals.

Sincerely,

/s/MARK H. WILLIAMSON
Mark H. Williamson
President and CEO, AIM Investments
September 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2003
(Unaudited)


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.95%

ALABAMA-2.31%

Alabama (State of) (Parks System Improvement
  Corp.); Unlimited Tax Series 2001 C GO
  5.50%, 06/01/10                               AA     Aa3    $ 1,060   $  1,224,205
------------------------------------------------------------------------------------
Alabama (State of) Special Care Facilities
  Financing Authority (Birmingham Charity
  Obligated Group); Hospital Series 1997 D RB
  4.95%, 11/01/07(b)(c)                        NRR     Aaa        790        853,026
------------------------------------------------------------------------------------
Birmingham (City of); Refunding Unlimited Tax
  Series 2001 B GO Wts. 5.25%, 07/01/10(d)     AAA     Aaa      1,950      2,215,999
------------------------------------------------------------------------------------
Jefferson (County of);
  School Limited Tax Series 2000 GO Wts.
  5.05%, 02/15/09(d)                           AAA     Aaa      1,000      1,123,550
------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 A GO Wts.
  5.00%, 04/01/10(d)                           AAA     Aaa      2,925      3,267,868
------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health Group
  Project); Series 1999 A RB
  5.00%, 07/01/07(d)                           AAA     Aaa      1,000      1,108,440
------------------------------------------------------------------------------------
  Series 2000 A RB
  5.25%, 07/01/04(d)                           AAA     Aaa      1,195      1,233,192
------------------------------------------------------------------------------------
  5.50%, 07/01/08(d)                           AAA     Aaa        385        438,018
====================================================================================
                                                                          11,464,298
====================================================================================

ALASKA-0.74%

Alaska (State of) Housing Finance Corp.;
  Mortgage Series 1997 A-1 RB 4.90%,
  12/01/07(d)                                  AAA     Aaa        470        502,580
------------------------------------------------------------------------------------
Anchorage (City of); Correctional Facilities
  Lease Series 2000 RB 5.13%, 02/01/09(d)      AAA     Aaa      1,000      1,124,300
------------------------------------------------------------------------------------
  Unlimited Tax Series 1994 GO 5.50%,
  07/01/04(b)(c)                               AAA     Aaa      1,950      2,055,105
====================================================================================
                                                                           3,681,985
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------


AMERICAN SAMOA-0.61%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/06(d)                            A      --     $ 1,585   $  1,752,487
------------------------------------------------------------------------------------
  6.00%, 09/01/07(d)                            A      --       1,150      1,291,749
====================================================================================
                                                                           3,044,236
====================================================================================

ARIZONA-1.94%

Arizona (State of) Agricultural Improvement &
  Power District (Salt River Project);
  Unrefunded Series 1993 B RB
  5.38%, 01/01/09                               AA     Aa2         55         56,141
------------------------------------------------------------------------------------
Arizona (State of) Transportation Board;
  Refunding Highway Sub. Series 1993 A RB
  6.00%, 07/01/08                               AA     Aa2        800        938,584
------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #4 (Mesa Project of 1995); Unlimited Tax
  Series 1998 E GO 5.00%, 07/01/09(d)          AAA     Aaa      1,900      2,104,915
------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #11 (Peoria Project of 1991); Unlimited Tax
  Series 1995 GO
  5.50%, 07/01/05(b)(c)                        AAA     Aaa      1,365      1,484,356
------------------------------------------------------------------------------------
Navajo (County of) Unified School District #6
  (Heber-Overgaard); Unlimited Tax Series
  1997 A GO 5.00%, 07/01/07(d)                 AAA     Aaa        450        495,346
------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements Corp.;
  Refunding Wastewater System Jr. Lien Series
  2001 RB
  5.25%, 07/01/11(d)                           AAA     Aaa      3,000      3,414,330
------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
  Authority (Yuma Regional Medical Center
  Project); Refunding Hospital Series 1997 RB
  5.70%, 08/01/06(d)                           AAA     Aaa      1,000      1,115,240
====================================================================================
                                                                           9,608,912
====================================================================================

ARKANSAS-2.37%

Arkansas (State of) Development Finance
  Authority; Correction Facilities Series
  1996 RB
  6.25%, 10/01/06(d)                           AAA     Aaa      1,800      2,050,020
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
ARKANSAS-(CONTINUED)

Fort Smith (City of); Sales & Use Tax Series
  2001 A RB
  4.25%, 12/01/08                              AA-     --     $ 1,800   $  1,955,214
------------------------------------------------------------------------------------
  4.40%, 12/01/09                              AA-     --       2,000      2,178,680
------------------------------------------------------------------------------------
Little Rock (City of) Health Facilities Board
  (Baptist Medical Center); Refunding
  Hospital Series 1991 RB 6.70%, 11/01/04(d)   AAA     Aaa        710        749,398
------------------------------------------------------------------------------------
Little Rock (City of) School District;
  Limited Tax Series 2001 C GO 5.00%,
  02/01/09(d)                                   --     Aaa      1,615      1,803,212
------------------------------------------------------------------------------------
  5.00%, 02/01/10(d)                            --     Aaa      1,695      1,888,993
------------------------------------------------------------------------------------
Sebastian (County of) Community Jr. College
  District; Refunding & Improvement Limited
  Tax Series 1997 GO
  5.20%, 04/01/07(b)                           NRR     Aaa      1,000      1,117,530
====================================================================================
                                                                          11,743,047
====================================================================================

CALIFORNIA-0.11%

San Francisco (City & County of) Parking
  Authority; Parking Meter Series 1994 RB
  6.75%, 06/01/05(d)                           AAA     Aaa        500        546,105
====================================================================================

COLORADO-0.68%

Boulder (County of) Open Space Capital
  Improvement Trust Fund; Series 1998 RB
  5.25%, 12/15/09                              AA-     --       1,000      1,137,730
------------------------------------------------------------------------------------
Colorado (State of) Department of
  Transportation; Series 2000 RAN 6.00%,
  06/15/06(d)                                  AAA     Aaa      1,000      1,122,290
------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB 5.00%, 06/15/11(d)      AAA     Aaa      1,000      1,119,770
====================================================================================
                                                                           3,379,790
====================================================================================

CONNECTICUT-0.69%

Connecticut (State of) Resource Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Refunding Series 1999 RB
  5.13%, 01/01/09(d)                           AAA     Aaa      1,000      1,123,000
------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax Series
  1997 GO
  6.00%, 02/15/06(d)                           AAA     Aaa      2,050      2,275,828
====================================================================================
                                                                           3,398,828
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

DELAWARE-0.43%

Delaware (State of) Economic Development
  Authority (Delmarva Power & Light Co.);
  Refunding Facilities Series 2000 C RB
  5.50%, 07/01/10(c)                           BBB+    A2     $ 2,045   $  2,143,283
====================================================================================

DISTRICT OF COLUMBIA-6.32%

District of Columbia;
  Prerefunded Unlimited Tax Series 1999 B GO
  5.50%, 06/01/09(b)                           AAA     Aaa        950      1,103,349
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1993 B-1 GO
  5.50%, 06/01/09(d)                           AAA     Aaa      1,250      1,434,675
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1993 B-2 GO
  5.50%, 06/01/07(d)                           AAA     Aaa      3,000      3,371,070
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1999 B GO
  5.50%, 06/01/10(d)                           AAA     Aaa      1,415      1,621,576
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1999 B GO
  5.50%, 06/01/09(d)                           AAA     Aaa     15,275     17,531,728
------------------------------------------------------------------------------------
District of Columbia (American Association of
  Advancement Science); Series 1997 RB
  5.00%, 01/01/05(d)                           AAA     Aaa        800        837,120
------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/09(d)                           AAA     Aaa        510        577,881
------------------------------------------------------------------------------------
District of Columbia (Medlantic Healthcare
  Group);
  Refunding Hospital Series 1993 A RB
  5.50%, 08/15/06(b)                           AAA     Aaa        500        559,195
------------------------------------------------------------------------------------
  Refunding Hospital Series 1996 A RB
  6.00%, 08/15/06(b)                           AAA     Aaa      1,550      1,755,251
------------------------------------------------------------------------------------
  Refunding Hospital Series 1997 A RB
  6.00%, 08/15/07(b)                           AAA     Aaa        500        579,710
------------------------------------------------------------------------------------
Washington Convention Center Authority; Sr.
  Lien Dedicated Tax Series 1998 RB
  5.25%, 10/01/09(d)                           AAA     Aaa      1,750      1,974,245
====================================================================================
                                                                          31,345,800
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

FLORIDA-3.00%

Broward (County of) (Wheelabrator North
  Plant); Refunding Resource Recovery Series
  2001 A RB
  5.00%, 12/01/07                              AA-     A3     $ 3,000   $  3,292,050
------------------------------------------------------------------------------------
  5.38%, 12/01/10                              AA-     A3         655        717,002
------------------------------------------------------------------------------------
  5.50%, 12/01/08                              AA-     A3       2,000      2,269,060
------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Lottery Series 2000 B RB
  5.75%, 07/01/10(d)                           AAA     Aaa      1,000      1,170,060
------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (South Shore Hospital); Hospital
  Series 1998 A RB
  4.80%, 08/01/08(d)                            A      --       1,500      1,627,470
------------------------------------------------------------------------------------
Palm Beach (County of) Airport System;
  Refunding Series 2001 RB
  5.50%, 10/01/09(d)                           AAA     Aaa      1,000      1,161,210
------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste Authority;
  Refunding Series 1997 A RB
  5.50%, 10/01/06(d)                           AAA     Aaa      3,000      3,340,770
------------------------------------------------------------------------------------
Village Center Community Development
  District; Refunding Recreational Series
  1998 A RB
  5.50%, 11/01/10(d)                           AAA     Aaa      1,105      1,279,955
====================================================================================
                                                                          14,857,577
====================================================================================

GEORGIA-0.82%

Dalton (City of); Utilities Series 1999 RB
  5.75%, 01/01/10(d)                           AAA     Aaa      1,015      1,180,343
------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1992
  B GO
  6.30%, 03/01/09                              AAA     Aaa      1,425      1,699,811
------------------------------------------------------------------------------------
  6.30%, 03/01/10                              AAA     Aaa      1,000      1,200,620
====================================================================================
                                                                           4,080,774
====================================================================================

HAWAII-0.49%

Hawaii (State of); Unlimited Tax Series 1993
  CA GO
  5.75%, 01/01/10(d)                           AAA     Aaa      1,000      1,159,190
------------------------------------------------------------------------------------
Honolulu (City & County of); Unlimited Tax
  Series 1994 B GO
  6.00%, 06/01/04(b)(c)                        AAA     Aaa      1,230      1,283,468
====================================================================================
                                                                           2,442,658
====================================================================================

IDAHO-0.05%

Idaho (State of) Housing Agency; Single
  Family Mortgage Sub.
  Series 1994 D-1 RB
  5.90%, 07/01/06                               --     Aa2        215        225,731
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

ILLINOIS-6.05%

Chicago (City of);
  Prerefunded Limited Tax Series 1997 GO
  6.00%, 01/01/06(b)                           AAA     Aaa    $   350   $    386,428
------------------------------------------------------------------------------------
  Unrefunded Limited Tax Series 1997 GO
  6.00%, 01/01/06(d)                           AAA     Aaa        150        165,259
------------------------------------------------------------------------------------
Chicago (City of) (Central Loop
  Redevelopment); Tax Increment Allocation
  Sub. Series 2000 A RB 6.50%, 12/01/08(d)      A      --       8,000      9,275,280
------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996
  A RB
  5.30%, 01/01/08(d)                           AAA     Aaa      1,000      1,103,520
------------------------------------------------------------------------------------
Chicago (City of) Park District; Refunding
  Unlimited Tax Series 1995 GO
  6.00%, 01/01/07(d)                           AAA     Aaa      2,000      2,264,180
------------------------------------------------------------------------------------
Hoffman Estates (Economic Development Project
  Area); Refunding Tax Increment Series 1997
  RB
  5.00%, 11/15/06(d)                           AAA     Aaa      2,500      2,605,875
------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
  Project); Refunding Multifamily Housing
  Series 1996 RB (CEP-Federal National
  Mortgage Association)
  5.75%, 06/01/06(c)                           AAA     --       1,400      1,426,530
------------------------------------------------------------------------------------
Illinois (State of); Refunding First
  Unlimited Tax Series 2001 GO 5.25%,
  10/01/11(d)                                  AAA     Aaa      1,790      2,036,214
------------------------------------------------------------------------------------
Illinois (State of) (Department of Central
  Management Services); Series 1999 COP
  4.90%, 07/01/08(d)                           AAA     Aaa      1,000      1,115,720
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A RB 5.50%, 08/15/07(d)          AAA     Aaa      1,580      1,779,096
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edward Hospital Obligated
  Group); Series 2001 A RB 5.00%, 02/15/09(d)  AAA     Aaa      1,000      1,114,690
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Highland Park Hospital); Series
  1991 B RB
  5.55%, 10/01/06(b)                           AAA     Aaa        500        560,640
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (The Carle Foundation); Series
  1998 A RB
  5.25%, 07/01/09(d)                           AAA     Aaa      1,000      1,131,640
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Regional Transportation
  Authority; Series 1994 B RB
  6.30%, 06/01/04(b)(c)                        AAA     Aaa    $ 1,000   $  1,055,380
------------------------------------------------------------------------------------
Madison & St. Clair (Counties of) School
  District #10 (Collinsville School
  Building); Unlimited Tax Series 2001 GO
  5.00%, 02/01/11(d)                           AAA     Aaa      1,150      1,276,282
------------------------------------------------------------------------------------
McHenry (County of) School District #47
  (Crystal Lake Community Consolidated);
  Unlimited Tax Series 1999 GO
  5.13%, 02/01/10(d)                            --     Aaa      1,250      1,381,788
------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment Series
  2000 RB
  5.25%, 05/01/07(d)                           AAA     Aaa      1,170      1,305,369
====================================================================================
                                                                          29,983,891
====================================================================================

INDIANA-1.93%

Hamilton (County of); Optional Income Tax
  Series 1998 RB
  5.00%, 07/10/08(d)                           AAA     Aaa      1,095      1,223,038
------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Daughters of Charity National
  Health Systems Inc.); Series 1997 D RB
  5.00%, 11/01/07(b)(c)                        NRR     Aaa      3,065      3,379,561
------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Unrefunded Highway Series 1993 A
  RB
  5.50%, 06/01/07(d)                           AAA     Aaa        855        963,987
------------------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Series 1999 D RB
  5.10%, 01/01/09                              AAA     Aaa        425        477,645
------------------------------------------------------------------------------------
Porter (County of) Jail Building Corp.;
  Refunding First Mortgage Series 2001 RB
  5.00%, 01/10/10(d)                           AAA     Aaa        700        781,137
------------------------------------------------------------------------------------
Richland-Bean Blossom Community School Corp.;
  First Mortgage Series 2001 RB
  5.00%, 07/15/10(d)                           AAA     Aaa      1,045      1,171,685
------------------------------------------------------------------------------------
Zionsville (City of) Community School Corp.;
  First Mortgage Series 2002 RB
  5.00%, 07/15/11(d)                           AAA     Aaa      1,420      1,576,214
====================================================================================
                                                                           9,573,267
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

KANSAS-1.23%

Johnson (County of) Water District #1; Series
  2001 RB
  5.00%, 06/01/11                              AAA     Aa1    $ 1,770   $  1,982,329
------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City Unified
  Government (Redevelopment Project-Area B);
  Special Obligation Series 2001 RB
  5.00%, 12/01/09(d)                           AAA     Aaa      1,080      1,225,984
------------------------------------------------------------------------------------
  5.00%, 12/01/10(d)                           AAA     Aaa        750        846,503
------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Unlimited Tax Series 2001 GO
  5.50%, 09/01/11(d)                           AAA     Aaa      1,750      2,021,355
====================================================================================
                                                                           6,076,171
====================================================================================

KENTUCKY-0.23%

Kentucky (State of) Turnpike Authority
  (Revitalization Project); Refunding
  Economic Development Road Series 2001 A RB
  5.50%, 07/01/11(d)                           AAA     Aaa      1,000      1,155,870
====================================================================================

LOUISIANA-2.32%

Jefferson (Parish of) School Board; Sales &
  Use Tax Series 1995 RB
  6.00%, 02/01/04(d)                           AAA     Aaa      1,720      1,748,156
------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1997 A GO
  6.00%, 04/15/07(d)                           AAA     Aaa      5,000      5,708,350
------------------------------------------------------------------------------------
Louisiana (State of) Energy & Power
  Authority; Refunding Power Project Series
  2000 RB
  5.75%, 01/01/11(d)                           AAA     Aaa      2,500      2,896,900
------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
  Indebtedness Series 2000 RB 5.50%,
  12/01/09(d)                                  AAA     Aaa      1,000      1,162,840
====================================================================================
                                                                          11,516,246
====================================================================================

MASSACHUSETTS-2.33%

Massachusetts (State of);
  Consumer Lien Unlimited Tax Series 2000 A
  GO
  5.75%, 02/01/09                              AA-     Aa2      5,000      5,784,050
------------------------------------------------------------------------------------
  Refunding Limited Tax Series 1997 A GO
  5.75%, 08/01/08(d)                           AAA     Aaa      5,000      5,786,250
====================================================================================
                                                                          11,570,300
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

MICHIGAN-3.74%

Detroit (City of);
  Refunding Unlimited Tax Series 1995 B GO
  6.25%, 04/01/09(d)                           AAA     Aaa    $ 4,065   $  4,392,192
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1997 B GO
  5.38%, 04/01/10(d)                           AAA     Aaa      1,630      1,847,833
------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 A-1 GO
  5.50%, 04/01/09(d)                           AAA     Aaa      1,500      1,731,345
------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Michigan School Bond Loan
  Program)
  5.50%, 05/01/11                              AAA     Aaa      1,000      1,153,440
------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Ascension Health Credit); Series
  1999 B RB
  5.20%, 11/15/05(c)                            AA     Aa2      4,000      4,350,960
------------------------------------------------------------------------------------
Michigan (State of) Job Development Authority
  (General Motors Corp.); Series 1984 PCR
  5.55%, 04/01/09                              BBB    Baa1      1,975      1,980,708
------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Refunding Limited Obligation
  Series 1995 CC RB
  4.85%, 09/01/11(c)(d)                         --     Aaa      1,000      1,105,660
------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP
  5.00%, 02/01/11(d)                           AAA     Aaa        495        552,083
------------------------------------------------------------------------------------
Troy (City of) Downtown Development
  Authority; Refunding & Development Tax
  Allocation Series 2001 RB
  5.00%, 11/01/10(d)                           AAA     Aaa      1,265      1,430,399
====================================================================================
                                                                          18,544,620
====================================================================================

MINNESOTA-2.09%

Minneapolis (City of) Special School District
  #1; Unlimited Tax Series 1997 GO
  (CEP-Minnesota School District Enhancement
  Program)
  5.00%, 02/01/10                              AA+     Aa2      1,000      1,076,890
------------------------------------------------------------------------------------
Osseo (City of) Independent School District
  #279; Refunding Unlimited Tax Series 2001 B
  GO (CEP-Minnesota School District
  Enhancement Program)
  5.00%, 02/01/11                               --     Aa2      3,610      3,979,411
------------------------------------------------------------------------------------
Ramsey (County of); Refunding Capital
  Improvement Unlimited Tax Series 1992 C GO
  5.50%, 12/01/03                              AAA     Aaa      1,725      1,737,575
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Cloud (City of) (St. Cloud Hospital
  Obligated Group); Health Care Series 2000 A
  RB
  5.50%, 05/01/06(d)                            --     Aaa    $   600   $    659,334
------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
  Refunding Series 2001 A RB
  5.50%, 01/01/10(d)                            --     Aaa      1,245      1,428,613
------------------------------------------------------------------------------------
  5.50%, 01/01/11(d)                            --     Aaa      1,300      1,494,623
====================================================================================
                                                                          10,376,446
====================================================================================

MISSISSIPPI-0.82%

Rankin (County of) School District; Unlimited
  Tax Series 2001 GO 5.00%, 10/01/11(d)        AAA     Aaa      3,625      4,076,603
====================================================================================

MISSOURI-0.80%

Missouri (State of) Health & Educational
  Facilities Authority (Freeman Health
  Systems Project); Health Facilities Series
  1998 RB
  4.85%, 02/15/07(d)                            A      --       1,000      1,079,430
------------------------------------------------------------------------------------
  5.00%, 02/15/08(d)                            A      --         515        561,026
------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (St. Luke's
  Episcopal-Presbyterian Hospital); Health
  Facilities Series 2001 RB
  5.25%, 12/01/09(d)                           AAA     Aaa      1,000      1,148,700
------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Series 2001 RB
  5.00%, 04/01/11(d)                            --     Aaa      1,075      1,198,485
====================================================================================
                                                                           3,987,641
====================================================================================

NEVADA-0.34%

Nevada (State of); Capital Improvement &
  Cultural Affairs Limited Tax Series 1999 A
  GO
  5.00%, 02/01/10                               AA     Aa2      1,500      1,659,435
====================================================================================

NEW JERSEY-2.06%

New Jersey (State of) Transportation Trust
  Fund Authority (Transportation System);
  Series 1999 A RB
  5.50%, 06/15/10                              AA-     Aa3      8,020      9,212,654
------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2002 Asset-Backed RB
  5.00%, 06/01/09                              BBB    Baa2      1,000        980,160
====================================================================================
                                                                          10,192,814
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

NEW YORK-6.20%

Nassau (County of);
  General Improvements Unlimited Tax Series
  1997 V GO
  5.15%, 03/01/07(d)                           AAA     Aaa    $ 2,500   $  2,774,975
------------------------------------------------------------------------------------
  Improvements Unlimited Tax Series 2000 E GO
  5.25%, 03/01/05(d)                           AAA     Aaa      3,000      3,170,760
------------------------------------------------------------------------------------
New York (City of);
  Refunding Unlimited Tax Series 1996 D GO
  5.60%, 11/01/05                               A      A2       5,000      5,406,000
------------------------------------------------------------------------------------
  Unlimited Tax Series 1996 G GO
  5.90%, 02/01/05                               A      A2       1,150      1,215,458
------------------------------------------------------------------------------------
New York (City of) Metropolitan
  Transportation Authority (Triborough);
  Series 1999 A COP
  5.00%, 01/01/08(d)                           AAA     Aaa      1,000      1,114,990
------------------------------------------------------------------------------------
New York (State of) Dormitory Authority;
  Mental Health Facilities Series 1997 A RB
  6.00%, 02/15/05                              AA-     A3       1,000      1,060,490
------------------------------------------------------------------------------------
  6.00%, 08/15/07                              AA-     A3       1,775      2,022,950
------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997 RB
  5.50%, 07/01/10(d)                           AAA     Aaa      1,205      1,386,847
------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University); Refunding Series 1997 RB
  6.00%, 07/01/07(d)                           AAA     Aaa      1,275      1,469,527
------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Refunding Series 1996 A
  RB
  5.13%, 04/01/10(d)                           AAA     Aaa      5,000      5,532,050
------------------------------------------------------------------------------------
New York (State of) Thruway Authority; Series
  1997 D RB
  5.40%, 01/01/10                              AA-     Aa3      5,000      5,604,800
====================================================================================
                                                                          30,758,847
====================================================================================

NORTH CAROLINA-3.68%

Charlotte (City of); Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10                              AAA     Aaa      5,000      5,622,950
------------------------------------------------------------------------------------
North Carolina (State of); Public
  Improvements Unlimited Tax Series 1999 A GO
  5.25%, 03/01/10                              AAA     Aa1      5,000      5,632,500
------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Refunding Series 1993 B RB
  7.00%, 01/01/08(d)                           AAA     Aaa      1,000      1,192,550
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Municipal Power
  Agency #1 (Catawba); Electric Series 1999 A
  RB
  6.00%, 01/01/07(d)                           AAA     Aaa    $ 4,330   $  4,909,311
------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C COP
  4.75%, 06/01/11                              AA+     Aa2        795        875,836
====================================================================================
                                                                          18,233,147
====================================================================================

NORTH DAKOTA-0.39%

Burleigh (County of) (Medcenter One, Inc.);
  Refunding Health Care Series 1999 RB
  5.25%, 05/01/09(d)                           AAA     Aaa      1,695      1,924,893
====================================================================================

OHIO-0.57%

Greene (County of) Water System; Series 1996
  A RB
  5.45%, 12/01/06(d)                           AAA     Aaa        585        657,809
------------------------------------------------------------------------------------
Ohio (State of) (Elementary & Secondary
  Education Capital Facilities); Special
  Obligation Series 1997 A RB
  5.10%, 12/01/05                               AA     Aa2      1,500      1,625,745
------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); Hospital Series 1999 RB
  5.15%, 11/15/08(d)                           AAA     Aaa        465        527,654
====================================================================================
                                                                           2,811,208
====================================================================================

OKLAHOMA-2.08%

Claremore (City of) Public Works Authority;
  Refunding Capital Improvement Series 2000
  RB
  6.00%, 06/01/05(d)                            --     Aaa      2,285      2,477,466
------------------------------------------------------------------------------------
Grady (County of) Industrial Authority;
  Correctional Facilities Lease Series 1999
  RB
  5.38%, 11/01/09(d)                           AAA     Aaa        360        417,136
------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding Series
  1993 RB
  5.50%, 06/01/09(d)                           AAA     Aaa      2,000      2,306,840
------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(d)                            --     Aaa      1,130      1,303,353
------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
  Refunding Hospital Series 1996 A RB
  5.30%, 09/01/07(d)                           AAA     Aaa      1,090      1,224,059
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Oklahoma (State of) Development Finance
  Authority (Oklahoma Hospital Association);
  Pooled Health Facilities Series 2000 A RB
  5.25%, 06/01/05(d)                           AAA     Aaa    $   450   $    480,803
------------------------------------------------------------------------------------
  5.25%, 06/01/06(d)                           AAA     Aaa        575        633,253
------------------------------------------------------------------------------------
  5.25%, 06/01/08(d)                           AAA     Aaa        640        724,186
------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; First Mortgage Sales Tax Series
  2000 RB
  5.60%, 03/01/10(d)                            --     Aaa        670        764,591
====================================================================================
                                                                          10,331,687
====================================================================================

OREGON-1.16%

Grand Ronde Community Confederated Tribes;
  Governmental Facilities & Infrastructure
  Unlimited Tax Series 1997 GO
  5.00%, 12/01/07 (Acquired 12/22/97; Cost
  $1,145,000)(d)(e)                            AAA     --       1,145      1,292,213
------------------------------------------------------------------------------------
Multnomah (County of); Limited Tax Series
  2000 A GO
  5.00%, 04/01/10                               --     Aa2      1,000      1,122,240
------------------------------------------------------------------------------------
Portland (City of) Community College
  District; Unlimited Tax Series 2001 B GO
  5.25%, 06/01/11                               AA     Aa2      2,450      2,798,929
------------------------------------------------------------------------------------
Portland (City of) Sewer System; Series 1994
  A RB
  5.55%, 06/01/04                               A+     A1         500        514,505
====================================================================================
                                                                           5,727,887
====================================================================================

PENNSYLVANIA-1.91%

Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care
  VRD Series 1998 A IDR
  1.05%, 01/01/28(d)(f)                         --   VMIG-1     4,039      4,039,000
------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (KidsPeace Corp.); Series 1998 RB
  5.70%, 11/01/09(d)                            A      --       1,000      1,128,770
------------------------------------------------------------------------------------
Pennsylvania (State of); Refunding Unlimited
  First Tax Series 2000 GO
  5.50%, 01/15/08(d)                           AAA     Aaa      1,000      1,138,410
------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Refunding Unlimited Tax Series 1999 D GO
  5.50%, 03/01/08(d)                           AAA     Aaa      2,000      2,281,380
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

State Public School Building Authority
  (Chester Upland School District Project);
  Series 2001 RB
  4.80%, 11/15/10(d)                           AAA     Aaa    $   785   $    877,583
====================================================================================
                                                                           9,465,143
====================================================================================

PUERTO RICO-0.11%

Children's Trust Fund; Tobacco Settlement
  Series 2000 RB
  5.00%, 07/01/08(b)                           AAA     NRR        500        564,415
====================================================================================

RHODE ISLAND-0.19%

Woonsocket (City of); Unlimited Tax Series
  2000 GO
  5.25%, 10/01/10(d)                            --     Aaa        840        962,438
====================================================================================

SOUTH CAROLINA-2.53%

Berkeley (County of) School District
  (Berkeley School Facilities Group Inc.);
  Series 1995 COP
  5.05%, 02/01/07(d)                           AAA     Aaa      1,835      1,999,820
------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric Series 1996 B RB
  5.25%, 01/01/08(d)                           AAA     Aaa      4,500      5,011,290
------------------------------------------------------------------------------------
South Carolina (State of); Capital
  Improvements Unlimited Tax Series 2001 B GO
  5.50%, 04/01/11                              AAA     Aaa      1,000      1,158,460
------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 1999 A RB
  5.50%, 01/01/10(d)                           AAA     Aaa      1,000      1,153,650
------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 1998 A RB
  5.00%, 10/01/04(d)                           AAA     Aaa      1,795      1,866,244
------------------------------------------------------------------------------------
  Series 1999 A RB
  5.50%, 10/01/09(d)                           AAA     Aaa      1,180      1,373,083
====================================================================================
                                                                          12,562,547
====================================================================================

SOUTH DAKOTA-0.67%

South Dakota (State of) Health & Educational
  Facilities Authority (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(d)                           AAA     Aaa      1,680      1,855,006
------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2001 RB
  5.00%, 09/01/09(d)                           AAA     Aaa      1,290      1,449,573
====================================================================================
                                                                           3,304,579
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

TENNESSEE-2.43%

Johnson City Health & Educational Facilities
  Board (Mountain States Health); Refunding
  First Mortgage Hospital Series 2000 A RB
  5.50%, 07/01/05(d)                           AAA     Aaa    $ 1,975   $  2,119,708
------------------------------------------------------------------------------------
Knoxville (City of); Electric Series 2001 U
  RB
  5.00%, 07/01/11                               AA     Aa3      1,195      1,318,396
------------------------------------------------------------------------------------
Memphis (City of) Sanitary Sewer System;
  Series 2000 RB
  5.35%, 05/01/09                              AA+     Aa2        525        593,040
------------------------------------------------------------------------------------
Nashville (Metropolitan Government of) &
  Davidson (County of) Health & Educational
  Facilities Board (Meharry Medical College);
  Series 1979 RB (CEP-Dept. of Health,
  Education, & Welfare)
  7.88%, 12/01/04(b)                           NRR     Aaa        235        241,253
------------------------------------------------------------------------------------
Nashville (Metropolitan Government of) &
  Davidson (County of) Health & Educational
  Facilities Board (Welch Bend Apartments);
  Multifamily Housing Series 1996 A RB
  (CEP-Federal National Mortgage Association)
  5.50%, 01/01/07(c)                           AAA     --         500        531,240
------------------------------------------------------------------------------------
Rutherford (County of); Refunding Public
  Improvements Unlimited Tax Series 2001 GO
  5.00%, 04/01/11                               AA     Aa2      3,485      3,885,322
------------------------------------------------------------------------------------
Tennergy Corp.; Gas Series 1999 RB
  4.13%, 06/01/09(d)                           AAA     Aaa      1,000      1,078,130
------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO
  5.60%, 03/01/04(b)(c)                        NRR     NRR      1,150      1,189,307
------------------------------------------------------------------------------------
Tennessee (State of) School Bond Authority;
  Higher Educational Facilities Second
  Program Series 2002 A RB
  5.00%, 05/01/11(d)                           AAA     Aaa      1,000      1,118,110
====================================================================================
                                                                          12,074,506
====================================================================================

TEXAS-18.63%

Amarillo (City of) Health Facilities Corp.
  (Baptist St. Anthony's Hospital); Series
  1998 RB
  5.50%, 01/01/10(d)                            --     Aaa      1,275      1,455,221
------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/15/08                               --     Aaa      1,000      1,125,850
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Austin (City of); Limited Tax Certificates
  Series 2001 GO
  5.00%, 09/01/11                              AA+     Aa2    $ 1,900   $  2,119,032
------------------------------------------------------------------------------------
Brownsville (City of); Limited Tax
  Certificates Series 2001 GO
  5.25%, 02/15/10(d)                           AAA     Aaa      1,055      1,195,526
------------------------------------------------------------------------------------
Canadian River Municipal Water Authority
  (Conjunctive Use Groundwater Project);
  Refunding Contract Series 1999 RB
  5.00%, 02/15/10(d)                           AAA     Aaa      2,655      2,924,615
------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 1999 RB
  5.50%, 10/01/09                              AA+     Aa2      1,500      1,733,700
------------------------------------------------------------------------------------
Fort Worth (City of); Refunding &
  Improvements Limited Tax Series 2001 GO
  5.00%, 03/01/11                              AA+     Aa1        500        557,205
------------------------------------------------------------------------------------
Garland (City of); Limited Tax Certificates
  Series 2001 GO
  5.25%, 02/15/11(d)                           AAA     Aaa      2,435      2,755,081
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (CHRISTUS Health); Series
  1999 A RB
  5.38%, 07/01/08(d)                           AAA     Aaa      1,000      1,117,380
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Refunding
  Hospital Series 1998 RB 5.50%, 06/01/09(d)   AAA     Aaa      5,500      6,325,055
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB 5.00%,
  10/01/09                                      AA     Aa2      1,920      2,096,198
------------------------------------------------------------------------------------
Harris (County of)-Houston (City of) Sports
  Authority; Refunding Sr. Lien Series 2001 A
  RB
  5.50%, 11/15/09(d)                           AAA     Aaa      1,670      1,939,121
------------------------------------------------------------------------------------
Houston (City of); Refunding Public
  Improvements Limited Tax Series 2000 GO
  5.50%, 03/01/09(d)                           AAA     Aaa      1,000      1,147,110
------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department; Hotel & Occupancy
  Tax Series 2001 B RB
  5.25%, 09/01/10(d)                           AAA     Aaa      2,865      3,266,501
------------------------------------------------------------------------------------
  5.25%, 09/01/11(d)                           AAA     Aaa      2,360      2,683,344
------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)                           AAA     Aaa      2,460      2,839,603
------------------------------------------------------------------------------------
  Refunding Hotel & Occupancy Tax Series 2001
  A RB
  5.50%, 09/01/10(d)                           AAA     Aaa      3,000      3,456,810
------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)                           AAA     Aaa      4,100      4,732,671
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Independent School District
  (Public Property Financing Project);
  Contractual Limited Tax Series 2000 GO
  5.00%, 07/15/06                               AA     Aa3    $ 2,000   $  2,190,660
------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Unlimited Tax Series 1999 A GO (CEP-Texas
  Permanent School Fund)
  5.20%, 02/15/10                              AAA     Aaa      1,285      1,434,921
------------------------------------------------------------------------------------
La Joya (City of) Independent School
  District; Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  5.38%, 02/15/10                              AAA     Aaa      1,535      1,700,350
------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding
  Series 1999 B RB
  6.00%, 05/15/10(d)                           AAA     Aaa      1,470      1,721,252
------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax Certificates
  Series 1999 GO
  5.00%, 02/15/10                              AA-     Aa3        680        745,865
------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (Methodist Hospital);
  Series 1993 B RB
  5.40%, 12/01/05(b)                           AAA     Aaa        500        545,785
------------------------------------------------------------------------------------
McKinney (City of);
  Limited Tax Series 2000 GO
  5.25%, 08/15/09(d)                           AAA     Aaa        475        542,512
------------------------------------------------------------------------------------
  5.25%, 08/15/10(d)                           AAA     Aaa        500        563,240
------------------------------------------------------------------------------------
  Waterworks & Sewer Series 2000 RB
  5.25%, 03/15/09(d)                           AAA     Aaa        685        779,290
------------------------------------------------------------------------------------
  5.25%, 03/15/10(d)                           AAA     Aaa        725        808,759
------------------------------------------------------------------------------------
North Texas Municipal Water District;
  Regional Wastewater Series 2001 RB
  5.00%, 06/01/12(d)                           AAA     Aaa        825        908,465
------------------------------------------------------------------------------------
  Water System Series 2001 RB
  5.00%, 09/01/11(d)                           AAA     Aaa      1,040      1,163,729
------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.13%, 09/01/07                              AAA     Aaa        535        600,591
------------------------------------------------------------------------------------
  5.25%, 09/01/06                              AAA     Aaa        600        665,298
------------------------------------------------------------------------------------
Plano (City of) Independent School District;
  Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  5.80%, 02/15/04(b)(c)                        AAA     Aaa      2,025      2,061,207
------------------------------------------------------------------------------------
Richardson (City of); Limited Tax
  Certificates Series 2001 GO
  5.00%, 02/15/10                              AA+     Aa1      1,060      1,181,349
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

San Antonio (City of);
  Prerefunded Electric & Gas Series 1998 A RB
  5.25%, 02/01/09(b)(c)                        AAA     NRR    $ 3,575   $  4,107,282
------------------------------------------------------------------------------------
  Refunding Limited Tax Series 1998 A GO
  5.00%, 02/01/11                              AA+     Aa2      1,500      1,644,315
------------------------------------------------------------------------------------
  Unrefunded Electric & Gas Series 1994 RB
  5.00%, 02/01/12                              AA+     Aa1      2,375      2,626,703
------------------------------------------------------------------------------------
  Unrefunded Electric & Gas Series 1998 A RB
  5.25%, 02/01/10                              AA+     Aa1      5,540      6,202,362
------------------------------------------------------------------------------------
Southlake (City of);
  Limited Tax Increment Certificates Series
  2000 E GO
  5.00%, 02/15/11(d)                           AAA     Aaa        635        693,223
------------------------------------------------------------------------------------
  Waterworks & Sewer Limited Tax Certificates
  Series 2000 A GO
  5.40%, 02/15/09(d)                           AAA     Aaa        250        285,248
------------------------------------------------------------------------------------
  5.45%, 02/15/10(d)                           AAA     Aaa        235        265,322
------------------------------------------------------------------------------------
Spring Branch (City of) Independent School
  District; Refunding Limited Tax Series 2001
  GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/01/10                              AAA     Aaa      3,000      3,354,360
------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Arbors on the Park II); Multifamily
  Housing Series 1990 RB
  (CEP-Federal National Mortgage Association)
  5.05%, 12/01/07                              AAA     --       1,340      1,356,830
------------------------------------------------------------------------------------
Tarrant (County of) Jr. College District;
  Limited Tax Series 1994 GO
  5.05%, 02/15/10                              AAA     Aa1      1,425      1,554,604
------------------------------------------------------------------------------------
Texas (State of) Municipal Power Agency;
  Refunding Series 1994 RB
  5.00%, 09/01/11(d)                           AAA     Aaa      1,675      1,732,955
------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority (Dallas
  North Tollway-Addison Airport Toll Tunnel
  Project); Series 1994 RB
  6.30%, 01/01/05(d)                           AAA     Aaa        500        529,915
------------------------------------------------------------------------------------
Texas A&M University Financing System; Series
  2001 B RB
  5.38%, 05/15/09                              AA+     Aa1      1,260      1,440,167
------------------------------------------------------------------------------------
Texas Tech University Financing System;
  Refunding & Improvement
  Series 1999 6 RB
  5.25%, 02/15/11(d)                           AAA     Aaa      5,000      5,532,750
====================================================================================
                                                                          92,409,332
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

UTAH-1.66%

Salt Lake (County of) (IHC Health Services
  Inc.); Hospital Series 2001 RB
  5.50%, 05/15/08(d)                           AAA     Aaa    $ 2,000   $  2,275,920
------------------------------------------------------------------------------------
  5.50%, 05/15/09(d)                           AAA     Aaa      1,000      1,148,360
------------------------------------------------------------------------------------
Salt Lake City; Unlimited Tax Series 1999 GO
  5.25%, 06/15/09                               --     Aaa        900      1,030,176
------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series 2000
  RB
  5.00%, 08/15/09(d)                            --     Aaa        630        710,300
------------------------------------------------------------------------------------
  5.00%, 08/15/10(d)                            --     Aaa        660        741,338
------------------------------------------------------------------------------------
Tooele (County of) School District; Unlimited
  Tax Series 2001 GO
  (CEP-Utah State School Assistance)
  4.50%, 06/01/11                              AAA     Aaa      1,075      1,166,966
------------------------------------------------------------------------------------
Utah (State of) Associated Municipal Power
  Systems (Hunter Project); Refunding Series
  1994 RB
  5.00%, 07/01/10(d)                           AAA     Aaa      1,000      1,046,570
------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Housing Mortgage Series 1999
  E-1-I RB
  (CEP-Federal Housing Administration)
  5.05%, 07/01/07                              AAA     Aaa        120        127,901
====================================================================================
                                                                           8,247,531
====================================================================================

VIRGINIA-1.24%

Fairfax (County of); Public Improvement
  Unlimited Tax Series 1997 A GO
  (CEP-Virginia State Aid Withholding
  Programs)
  5.00%, 06/01/07                              AAA     Aaa      1,000      1,077,560
------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
  Authority (Tidewater Community College
  Campus); Educational Facilities Series 1995
  RB
  5.30%, 11/01/04(b)                           NRR     NRR        535        559,417
------------------------------------------------------------------------------------
  5.40%, 11/01/05(b)                           NRR     NRR        500        543,825
------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  5.13%, 12/01/10(d)                            A      --       1,315      1,441,411
------------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside Health
  System Project); Refunding Health System
  Series 1998 RB
  5.00%, 07/01/06                               AA     Aa2      1,000      1,077,470
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Portsmouth (City of); Refunding Port
  Improvements Unlimited Tax Series 1992 GO
  6.40%, 11/01/03                              AA-     A1     $   300   $    301,266
------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
  Refunding School Financing Series 1997 I RB
  5.25%, 08/01/07                              AA+     Aa1      1,000      1,126,240
====================================================================================
                                                                           6,127,189
====================================================================================

WASHINGTON-8.52%

Energy Northwest (Project #3); Refunding
  Electric Series 2001 A RB
  5.50%, 07/01/10(d)                           AAA     Aaa      2,000      2,291,320
------------------------------------------------------------------------------------
  5.50%, 07/01/11(d)                           AAA     Aaa      7,500      8,580,525
------------------------------------------------------------------------------------
King (County of); Sewer Limited Tax Series
  1994 A GO
  5.80%, 01/01/04(b)(c)                        NRR     NRR      1,000      1,031,880
------------------------------------------------------------------------------------
Mason (County of) School District #309
  (Shelton); Unlimited Tax Series 2001 GO
  5.00%, 12/01/09(d)                            --     Aaa        675        765,423
------------------------------------------------------------------------------------
Seattle (City of); Refunding Municipal Light
  & Power Improvements Series 2001 RB
  5.25%, 03/01/11(d)                           AAA     Aaa      3,000      3,388,050
------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax Series
  2001 GO
  5.25%, 12/01/11                               AA     Aa2      2,685      3,060,309
------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Unlimited Tax Series 2000 GO
  5.40%, 12/01/08(d)                            --     Aaa        915      1,053,714
------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series 1999
  B GO
  5.40%, 01/01/10                              BBB     A2       2,075      2,299,930
------------------------------------------------------------------------------------
Spokane (City of) Regulatory Solid Waste
  Management System; Refunding Series 2001 RB
  5.00%, 12/01/06(d)                           AAA     Aaa      1,140      1,265,696
------------------------------------------------------------------------------------
Tacoma (City of); Refunding Solid Waste
  Utilities Series 2001 RB
  5.00%, 12/01/10(d)                           AAA     Aaa      1,135      1,281,040
------------------------------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R-2000A GO
  5.50%, 01/01/08                              AA+     Aa1      1,135      1,288,758
------------------------------------------------------------------------------------
  Refunding Unlimited Tax
  Series 2001 R-A GO
  5.00%, 09/01/10                              AA+     Aa1      1,745      1,954,051
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) (Department of
  Ecology); Refunding Series 2001 COP
  4.75%, 04/01/11(d)                           AAA     Aaa    $ 5,310   $  5,763,262
------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1); Refunding
  Series 1996 C RB
  6.00%, 07/01/09(d)                           AAA     Aaa      5,000      5,866,500
------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1997 A RB
  6.00%, 07/01/07(b)                           AAA     Aaa      1,000      1,154,540
------------------------------------------------------------------------------------
  Refunding Series 1997 B RB
  5.50%, 07/01/06                               --     Aa1      1,100      1,212,211
====================================================================================
                                                                          42,257,209
====================================================================================

WISCONSIN-2.48%

Fond du Lac (City of) School District;
  Refunding Unlimited Tax Series 2000 GO
  5.25%, 04/01/11(d)                            --     Aaa      1,000      1,111,300
------------------------------------------------------------------------------------
Mount Pleasant (City of); Refunding Unlimited
  Tax Series 2000 GO
  4.90%, 10/01/04                               --     Aa3        805        835,904
------------------------------------------------------------------------------------
Two Rivers (City of) Public School District;
  Refunding Unlimited Tax Series 2000 GO
  5.50%, 03/01/08(d)                            --     Aaa        680        774,751
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of);
  Refunding Unlimited Tax Series 1993 2 GO
  5.13%, 11/01/11                              AA-     Aa3    $ 2,000   $  2,256,460
------------------------------------------------------------------------------------
  Unlimited Tax Series 1999 C GO 5.75%,
  05/01/10                                     AA-     Aa3      2,500      2,902,225
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Charity Obligation
  Group); Hospital Series 1997 D RB
  4.90%, 11/01/05(b)(c)                        NRR     Aaa      1,885      1,991,182
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997 RB
  5.20%, 02/15/07(d)                           AAA     Aaa      2,210      2,443,663
====================================================================================
                                                                          12,315,485
====================================================================================
TOTAL INVESTMENTS-98.95% (Cost $448,431,217)                             490,754,371
====================================================================================
OTHER ASSETS LESS LIABILITIES-1.05%                                        5,228,693
====================================================================================
NET ASSETS-100.00%                                                      $495,983,064
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP  - Credit Enhancement Provider
COP  - Certificates of Participation
GO   - General Obligation Bonds
Jr.  - Junior
PCR  - Pollution Control Revenue Bonds
RAN  - Revenue Anticipation Notes
RB   - Revenue Bonds
Sr.  - Senior
Sub. - Subordinated
VRD  - Variable Rate Demand
Wts. - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Holdings, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 09/30/03 represented 0.26% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined weekly. Rate shown is the rate in effect on 09/30/03.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $448,431,217)                                $490,754,371
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,572,035
-----------------------------------------------------------
  Interest                                        6,433,998
-----------------------------------------------------------
Investment for deferred compensation plan            44,893
-----------------------------------------------------------
Other assets                                         57,279
===========================================================
     Total assets                               498,862,576
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                          2,273,408
-----------------------------------------------------------
  Dividends                                         506,783
-----------------------------------------------------------
  Deferred compensation plan                         44,893
-----------------------------------------------------------
Accrued distribution fees                            16,264
-----------------------------------------------------------
Accrued trustees' fees                               14,595
-----------------------------------------------------------
Accrued transfer agent fees                           5,211
-----------------------------------------------------------
Accrued operating expenses                           18,358
===========================================================
     Total liabilities                            2,879,512
===========================================================
Net assets applicable to shares outstanding    $495,983,064
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $454,140,829
-----------------------------------------------------------
Undistributed net investment income               2,457,092
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (2,938,011)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     42,323,154
===========================================================
                                               $495,983,064
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $436,781,742
___________________________________________________________
===========================================================
Class A3                                       $ 59,201,322
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          37,136,360
___________________________________________________________
===========================================================
Class A3                                          5,035,255
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.76
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.76 divided by
       99.00%)                                 $      11.88
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
     share                                     $      11.76
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $12,006,611
=========================================================================

EXPENSES:

Advisory fees                                                     798,320
-------------------------------------------------------------------------
Administrative services fees                                       67,129
-------------------------------------------------------------------------
Custodian fees                                                      9,229
-------------------------------------------------------------------------
Distribution fees -- Class A3                                      82,341
-------------------------------------------------------------------------
Transfer agent fees                                                83,225
-------------------------------------------------------------------------
Trustees' fees                                                      8,683
-------------------------------------------------------------------------
Other                                                             103,961
=========================================================================
    Total expenses                                              1,152,888
=========================================================================
Less: Expense offset arrangements                                  (2,834)
=========================================================================
    Net expenses                                                1,150,054
=========================================================================
Net investment income                                          10,856,557
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    3,399,865
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                          (920,762)
=========================================================================
Net gain from investment securities                             2,479,103
=========================================================================
Net increase in net assets resulting from operations          $13,335,660
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2003 and the year ended March 31, 2003 (Unaudited)

                                                              SEPTEMBER 30,      MARCH 31,
                                                                  2003             2003
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 10,856,557     $  24,650,866
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   3,399,865         1,662,421
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (920,762)       31,472,570
============================================================================================
    Net increase in net assets resulting from operations        13,335,660        57,785,857
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (9,951,703)      (22,634,818)
--------------------------------------------------------------------------------------------
  Class A3                                                        (860,347)         (173,077)
============================================================================================
    Decrease in net assets resulting from distributions        (10,812,050)      (22,807,895)
============================================================================================
Share transactions-net:
  Class A                                                     (105,172,857)     (174,155,103)
--------------------------------------------------------------------------------------------
  Class A3                                                      29,633,148        29,375,850
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (75,539,709)     (144,779,253)
============================================================================================
    Net increase (decrease) in net assets                      (73,016,099)     (109,801,291)
============================================================================================

NET ASSETS:

  Beginning of period                                          568,999,163       678,800,454
============================================================================================
  End of period                                               $495,983,064     $ 568,999,163
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the following annual rates, based on the average daily net assets of the Fund:

AVERAGE NET ASSETS                            ANNUAL RATE
---------------------------------------------------------
First $500 million                               0.30%
---------------------------------------------------------
Over $500 million up to and including $1
  billion                                        0.25%
---------------------------------------------------------
Over $1 billion                                  0.20%
_________________________________________________________
=========================================================


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, AIM was paid $67,129 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, AISI retained $47,092 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund's Class A3 shares whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.35% of the Fund's average daily net assets of

Class A3 shares for services related to the sale and distribution of the Fund's Class A3 shares. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A3 shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by Class A3 shares of the Fund. Pursuant to the Plan, for the six months ended September 30, 2003, the Class A3 shares paid $82,341.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2003, AIM Distributors retained $8,057 in front-end sales commissions from the sale of Class A shares and $6,216 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the six months ended September 30, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,834 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,834.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the six months ended September 30, 2003, the Fund paid legal fees of $1,696 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended September 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
March 31, 2004                                 $  418,561
----------------------------------------------------------
March 31, 2006                                     27,300
----------------------------------------------------------
March 31, 2008                                  1,105,265
----------------------------------------------------------
March 31, 2009                                  4,571,162
----------------------------------------------------------
March 31, 2010                                    215,588
==========================================================
Total capital loss carryforward                $6,337,876
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $5,658,517 and $79,998,561, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES
                        ON A TAX BASIS
---------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                            $42,372,748
---------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                (49,594)
===============================================================
Net unrealized appreciation of investment
  securities                                       $42,323,154
_______________________________________________________________
===============================================================


Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently consists of two classes of shares: Class A shares and Class A3 shares. Class A shares were sold with a front-end sales charge. Under some circumstances, Class A shares are subject to CDSC. Class A3 shares are sold at net asset value. At the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                   SEPTEMBER 30, 2003                MARCH 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       2,081,124    $  24,265,776     12,314,191    $ 141,292,574
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                     4,778,559       56,019,212      3,435,681       40,205,006
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         559,880        6,554,202      1,306,573       15,101,742
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                        54,107          632,275         10,661          124,606
==========================================================================================================================
Reacquired:
  Class A                                                     (11,613,092)    (135,992,835)   (28,886,931)    (330,549,419)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (2,303,067)     (27,018,339)      (940,686)     (10,953,762)
==========================================================================================================================
                                                               (6,442,489)   $ (75,539,709)   (12,760,511)   $(144,779,253)
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                               YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                        2003               2003        2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  11.70          $  11.06    $  11.17    $  10.71    $  11.13    $  11.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.24(a)           0.48        0.45        0.49        0.48        0.49
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.06              0.60       (0.12)       0.46       (0.41)       0.08
=================================================================================================================================
    Total from investment operations                       0.30              1.08        0.33        0.95        0.07        0.57
=================================================================================================================================
Distributions to shareholders:
  From net investment income                              (0.24)            (0.44)      (0.44)      (0.49)      (0.48)      (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --                --          --          --       (0.01)         --
=================================================================================================================================
    Total distributions                                   (0.24)            (0.44)      (0.44)      (0.49)      (0.49)      (0.49)
=================================================================================================================================
Net asset value, end of period                         $  11.76          $  11.70    $  11.06    $  11.17    $  10.71    $  11.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            2.56%             9.86%       2.99%       9.11%       0.70%       5.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $436,782          $539,679    $678,800    $608,393    $353,130    $244,499
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.40%(c)          0.38%       0.38%       0.41%       0.42%       0.46%

=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.06%(c)          4.10%       4.00%       4.48%       4.45%       4.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                    1%                7%         58%         40%         50%         32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $491,603,894.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS A3
                                                                  --------------------------------------
                                                                                        OCTOBER 31, 2002
                                                                   SIX MONTHS             (DATE SALES
                                                                      ENDED                COMMENCED)
                                                                  SEPTEMBER 30,           TO MARCH 31,
                                                                      2003                    2003
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 11.70                $ 11.59
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.22(a)                0.18
--------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.06                   0.10
========================================================================================================
    Total from investment operations                                    0.28                   0.28
========================================================================================================
Less dividends from net investment income                              (0.22)                 (0.17)
========================================================================================================
Net asset value, end of period                                       $ 11.76                $ 11.70
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                         2.38%                  2.47%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $59,201                $29,320
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                                 0.75%(c)               0.73%(d)
========================================================================================================
Ratio of net investment income to average net assets                    3.71%(c)               3.75%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                                 1%                     7%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $47,051,794.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--REGULATORY INQUIRIES

As has been widely reported, the U.S. Securities & Exchange Commission ("SEC"), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. ("AIM") in Houston and INVESCO Funds Group, Inc. ("INVESCO") in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

BOARD OF TRUSTEES                  OFFICERS                                  OFFICE OF THE FUND
Bob R. Baker                       Robert H. Graham                          11 Greenway Plaza
Frank S. Bayley                    Chairman and President                    Suite 100
James T. Bunch                                                               Houston, TX 77046
Bruce L. Crockett                  Mark H. Williamson
Albert R. Dowden                   Executive Vice President                  INVESTMENT ADVISOR
Edward K. Dunn, Jr.                                                          A I M Advisors, Inc.
Jack M. Fields                     Kevin M. Carome                           11 Greenway Plaza
Carl Frischling                    Senior Vice President                     Suite 100
Robert H. Graham                                                             Houston, TX 77046-1173
Gerald J. Lewis                    Gary T. Crum
Prema Mathai-Davis                 Senior Vice President                     TRANSFER AGENT
Lewis F. Pennock                                                             AIM Investment Services, Inc.
Ruth H. Quigley                    Dana R. Sutton                            P.O. Box 4739
Louis S. Sklar                     Vice President and Treasurer              Houston, TX 77210-4739
Larry Sull
Mark H. Williamson                 Stuart W. Coco                            CUSTODIAN
                                   Vice President                            The Bank of New York
                                                                             100 Church Street
                                   Melville B. Cox                           New York, NY 10286
                                   Vice President
                                                                             COUNSEL TO THE FUND
                                   Karen Dunn Kelley                         Ballard Spahr
                                   Vice President                            Andrews & Ingersoll, LLP
                                                                             1735 Market Street, 51(st) Floor
                                   Edgar M. Larsen                           Philadelphia, PA 19103-7599
                                   Vice President
                                                                             COUNSEL TO THE TRUSTEES
                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                             919 Third Avenue
                                                                             New York, NY 10022

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME
AIM Aggressive Growth Fund                      AIM Asia Pacific Growth Fund                         TAXABLE
AIM Balanced Fund*                              AIM Developing Markets Fund
AIM Basic Balanced Fund*                        AIM European Growth Fund                    AIM Floating Rate Fund
AIM Basic Value Fund                            AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                              AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund                    AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                                AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund
AIM Constellation Fund                          AIM Global Value Fund(3)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund                AIM International Emerging Growth Fund      AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)                AIM International Growth Fund               AIM Total Return Bond Fund
AIM Emerging Growth Fund                        AIM Trimark Fund                            INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund                  INVESCO International Core Equity Fund(4)
AIM Large Cap Growth Fund                                                                            TAX-FREE
AIM Libra Fund                                           SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                                AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund                    AIM Global Health Care Fund                 AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                         AIM Real Estate Fund                        AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                        INVESCO Advantage Health Sciences Fund      AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                       INVESCO Energy Fund
AIM Opportunities III Fund                      INVESCO Financial Services Fund
AIM Premier Equity Fund                         INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                          INVESCO Health Sciences Fund
AIM Small Cap Equity Fund                       INVESCO Leisure Fund
AIM Small Cap Growth Fund(2)                    INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund                       INVESCO Technology Fund
AM Trimark Small Companies Fund                 INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (3)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
(4)Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.





Mutual  Retirement  Annuities  College    Separately  Offshore   Alternative   Cash
Funds   Products               Savings    Managed     Products   Investments   Management
                               Plans      Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--

AIMinvestments.com                                                    TFI-SAR-1

ITEM 2.         CODE OF ETHICS.

                     Not applicable for filing of semi-annual reports to shareholders.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                     Not applicable for filing of semi-annual reports to shareholders.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     Not applicable for filing of semi-annual reports to shareholders.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1) Not applicable for filing of semi-annual reports to shareholders.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date: August 3, 2004

                                  EXHIBIT INDEX


10(a)(1)   Not applicable for filing of semi-annual reports to shareholders.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)   Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company
           Act of 1940.